FIDELITY

(REGISTERED TRADEMARK)

BLUE CHIP GROWTH
FUND
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   19   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  23   NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 1998    PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

FIDELITY BLUE CHIP GROWTH         2.65%    22.29%   161.57%   538.95%

FIDELITY BLUE CHIP GROWTH         -0.43%   18.63%   153.72%   519.79%
 (INCL. 3% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)    3.56%    26.91%   152.28%   410.11%

GROWTH FUNDS AVERAGE              1.20%    19.68%   115.43%   346.13%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 916 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998        PAST 1   PAST 5   PAST 10
                                      YEAR     YEARS    YEARS

FIDELITY BLUE CHIP GROWTH             22.29%   21.20%   20.38%

FIDELITY BLUE CHIP GROWTH (INCL. 3%
SALES CHARGE)                         18.63%   20.47%   20.01%

S&P 500                               26.91%   20.33%   17.69%

GROWTH FUNDS AVERAGE                  19.68%   16.24%   15.67%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980209 141157 S00000000000001
             Blue Chip Growth            S&P 500
             00312                       SP001
  1988/01/31       9700.00                    10000.00
  1988/02/29      10114.20                    10466.00
  1988/03/31       9748.16                    10142.60
  1988/04/30       9728.90                    10255.18
  1988/05/31       9728.90                    10344.40
  1988/06/30      10287.59                    10819.21
  1988/07/31      10085.30                    10778.10
  1988/08/31       9661.47                    10411.64
  1988/09/30      10094.94                    10855.18
  1988/10/31      10075.67                    11156.95
  1988/11/30       9892.65                    10997.41
  1988/12/31      10201.54                    11189.86
  1989/01/31      10955.06                    12008.96
  1989/02/28      10626.60                    11709.94
  1989/03/31      10877.78                    11982.78
  1989/04/30      11621.64                    12604.69
  1989/05/31      12375.16                    13115.18
  1989/06/30      11940.44                    13040.42
  1989/07/31      13099.70                    14217.97
  1989/08/31      13418.50                    14496.64
  1989/09/30      13750.51                    14437.21
  1989/10/31      13545.86                    14102.26
  1989/11/30      13779.75                    14389.95
  1989/12/31      13898.12                    14735.31
  1990/01/31      12734.19                    13746.57
  1990/02/28      13079.42                    13923.90
  1990/03/31      13730.43                    14292.88
  1990/04/30      13602.20                    13935.56
  1990/05/31      15140.96                    15294.28
  1990/06/30      15486.19                    15190.28
  1990/07/31      15121.23                    15141.67
  1990/08/31      13819.21                    13772.86
  1990/09/30      13166.41                    13102.12
  1990/10/31      13087.27                    13045.78
  1990/11/30      13918.21                    13888.54
  1990/12/31      14384.75                    14276.03
  1991/01/31      15511.20                    14898.47
  1991/02/28      16707.44                    15963.71
  1991/03/31      17544.81                    16350.03
  1991/04/30      17355.40                    16389.27
  1991/05/31      18272.52                    17097.28
  1991/06/30      17355.40                    16314.23
  1991/07/31      18880.60                    17074.47
  1991/08/31      19708.00                    17479.14
  1991/09/30      19399.18                    17187.24
  1991/10/31      19788.36                    17417.54
  1991/11/30      19369.24                    16715.62
  1991/12/31      22268.87                    18627.88
  1992/01/31      21568.28                    18281.40
  1992/02/29      21668.37                    18519.06
  1992/03/31      21077.86                    18157.94
  1992/04/30      21358.10                    18691.78
  1992/05/31      21798.48                    18783.37
  1992/06/30      21167.94                    18503.50
  1992/07/31      22038.68                    19260.30
  1992/08/31      21808.48                    18865.46
  1992/09/30      22098.08                    19088.07
  1992/10/31      22404.85                    19154.88
  1992/11/30      23580.83                    19808.06
  1992/12/31      23643.22                    20051.70
  1993/01/31      23695.01                    20220.14
  1993/02/28      23539.66                    20495.13
  1993/03/31      24678.85                    20927.58
  1993/04/30      25072.38                    20421.13
  1993/05/31      26387.62                    20968.42
  1993/06/30      26636.17                    21029.22
  1993/07/31      26636.17                    20945.11
  1993/08/31      28293.16                    21738.93
  1993/09/30      28881.94                    21571.54
  1993/10/31      29204.77                    22018.07
  1993/11/30      28316.99                    21808.90
  1993/12/31      29436.49                    22072.78
  1994/01/31      30605.66                    22823.26
  1994/02/28      30630.02                    22204.75
  1994/03/31      29667.89                    21236.62
  1994/04/30      30544.77                    21508.45
  1994/05/31      30934.49                    21861.19
  1994/06/30      29862.75                    21325.59
  1994/07/31      30617.84                    22025.07
  1994/08/31      32274.18                    22928.10
  1994/09/30      32178.32                    22366.36
  1994/10/31      33663.85                    22869.60
  1994/11/30      31908.22                    22036.69
  1994/12/31      32335.97                    22363.49
  1995/01/31      31526.01                    22943.38
  1995/02/28      32572.72                    23837.48
  1995/03/31      33943.42                    24540.93
  1995/04/30      35201.97                    25263.66
  1995/05/31      35987.00                    26273.45
  1995/06/30      37980.74                    26883.78
  1995/07/31      40609.99                    27775.24
  1995/08/31      41033.66                    27844.96
  1995/09/30      41485.51                    29020.02
  1995/10/31      40440.86                    28916.42
  1995/11/30      41838.08                    30185.85
  1995/12/31      41511.70                    30767.23
  1996/01/31      42078.32                    31814.54
  1996/02/29      41741.04                    32109.46
  1996/03/31      42253.70                    32418.68
  1996/04/30      42483.05                    32896.53
  1996/05/31      43346.47                    33744.93
  1996/06/30      43481.38                    33873.50
  1996/07/31      41498.21                    32376.97
  1996/08/31      42577.48                    33059.80
  1996/09/30      45121.56                    34920.40
  1996/10/31      45793.49                    35883.51
  1996/11/30      49109.32                    38595.94
  1996/12/31      47895.77                    37831.36
  1997/01/31      50679.55                    40195.06
  1997/02/28      50371.87                    40510.19
  1997/03/31      47895.77                    38845.62
  1997/04/30      50811.42                    41164.71
  1997/05/31      53785.67                    43670.82
  1997/06/30      55910.14                    45627.27
  1997/07/31      60378.85                    49257.83
  1997/08/31      57360.64                    46498.41
  1997/09/30      60217.32                    49045.12
  1997/10/31      58219.66                    47407.02
  1997/11/30      60005.44                    49601.49
  1997/12/31      60837.61                    50453.15
  1998/01/30      61978.51                    51011.16
IMATRL PRASUN   SHR__CHT 19980131 19980209 141201 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Blue Chip Growth Fund on January 31, 1988, and the current 3% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $61,979 - a 519.79% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,011 - a 410.11% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With economic woes in Southeast
Asia and a resulting "flight to
quality" mentality on the part of
investors playing leading roles,
the previously surging U.S. stock
market cooled down during the
six-month period that ended
January 31, 1998. The Standard &
Poor's 500 Index returned 3.56%
during this time. After a prolonged
stretch of strong performance by
stocks of larger companies,
smaller-company stocks gained
momentum in August and
September due mainly to solid
earnings growth. In addition,
many large-cap stocks had
become expensive relative to
smaller-cap stocks and investors
took advantage of cheap
opportunities within the small-cap
universe. Thousands of miles
away, though, an imposing
obstacle loomed in the form of an
economic crisis in Southeast Asia.
What began as a trickle in June -
with several small Asian countries
devaluing their currencies -
transformed into a downpour in
October as larger markets such as
Hong Kong became affected. This
brought concern and volatility to
markets across the globe. In the
U.S., for instance, the Dow Jones
Industrial Average tumbled
550-plus points in one session,
only to bounce back significantly
the next. Since Southeast Asia is
an important technology hub,
many small semiconductor-related
stocks  - prevalent in the
small-cap arena - suffered
dramatically. As the period came
to a close, investors had begun to
favor the reliability and liquidity of
larger stocks, retracing the steps
they took in 1996 and early 1997.
An interview with John McDowell, Portfolio Manager of Fidelity Blue Chip Growth Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six months that ended January 31, 1998, the fund returned 2.65%. This surpassed the growth funds average - as tracked by Lipper Analytical Services - which returned 1.20% during this time. The Standard & Poor's 500 Index returned 3.56% for the six-month period. For the 12 months that ended January 31, 1998, the fund posted a return of 22.29%, while the Lipper group and S&P 500 returned 19.68% and 26.91%, respectively.
Q. WHAT WERE THE PRIMARY INFLUENCES BEHIND THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?
A. As problems in Asia mounted, many investors adopted a more defensive approach to buying stocks, a trend that both helped and hurt the fund's performance. Because of their concerns over the financial crisis in Asia, many investors rotated back to stocks of larger companies toward the end of the period, particularly into well-known companies with steady earnings growth track records. Since the fund maintains a large-cap emphasis within the portfolio, this factor helped performance. Along the same lines, though, investors also flocked to electric and telephone utility stocks in their search for investments that could benefit from falling long-term interest rates. Since utility stocks are not typically growth-oriented, the fund's exposure to this sector has historically been limited. Not owning enough utility stocks had a negative impact on performance during the period.
Q. HOW DID THE CURRENCY CRISIS IN SOUTHEAST ASIA AFFECT THE FUND AND YOUR STRATEGY?
A. The dilemma in Asia proved most harmful to technology stocks, particularly those involved in semiconductor production. Since Blue Chip is a growth-oriented fund - and the technology group is a frequent mining area for ideas - the fund had a fair amount of technology exposure, which detracted from performance. In the months of October and November alone, semiconductor-related positions such as KLA-Tencor, Micron Technology and Applied Materials declined considerably. In terms of overall strategy, I didn't make wholesale changes. I did, however, cut back on some technology stocks that had relatively high degrees of exposure to the Asian region.
Q. YOU ADDED TO THE FUND'S MEDIA- AND LEISURE-RELATED STOCKS DURING THE PERIOD. WHAT WAS THE DRAW?
A. Much of the increase was due to the fund's added exposure to Walt Disney stock. Disney, in my view, has a unique opportunity to leverage the power of its brand name and its flagship characters by entering new businesses - such as the soon-to-be-launched Disney cruise ship. The company was also in a good position to expand its geographical reach by selling its products in new countries around the world. I also added positions in Time-Warner, Carnival Cruise Lines and America Online.
Q. WHICH STOCKS PERFORMED WELL? WHERE DID THE DISAPPOINTMENTS LIE?
A. Many of the fund's pharmaceutical-related stocks were positive contributors, including Schering-Plough, American Home Products and SmithKline-Beecham. These stocks benefited from well-received new products and positive earnings growth outlooks. Another top performer was Fannie Mae, which benefited from low interest rates and investors' perceptions that it was a safe stock amid increasing global volatility. Disappointments, on the other hand, came mainly from not owning enough of certain stocks. AT&T, for instance, named a new CEO and his early decisions have been very well-received. I didn't anticipate this level of improvement in the company, and having low exposure to AT&T's stock hurt performance relative to the index. Not owning enough telephone utility stocks overall - which were boosted nicely by a sharp decline in long-term interest rates - was also a negative.
Q. WHAT'S YOUR OUTLOOK?
A. After six years of U.S. economic expansion, we're still seeing an incredible continuation of low inflation, moderate growth and low interest rates. If these dynamics can continue, this backdrop could provide a tailwind for favorable valuation improvement. The problems in Asia cannot be ignored and may very well result in a slowdown of corporate earnings growth in certain industries. One final point concerns Europe. Toward the end of the period, we had begun to see signs that European economies were on the upswing. If Europe can perform well in upcoming months, some of the ramifications emanating from Asia could be less painful.
JOHN MCDOWELL DISCUSSES THE
BASICS OF HIS INVESTMENT
APPROACH:
"IN LOOKING FOR STOCKS WITH SUPERIOR
FUTURE GROWTH POTENTIAL, MY
INVESTMENT FOCUS IS ON LARGE,
HIGH-QUALITY GROWTH STOCKS. THIS
FOCUS DOESN'T TYPICALLY CHANGE. I AM
PRICE-SENSITIVE, THOUGH, AND THE
HIGH VALUATIONS OF CERTAIN LARGE
CONSUMER STOCKS DURING THE PERIOD
DISCOURAGED ME FROM TAKING LARGE
POSITIONS IN THEM.
"YEAR IN AND YEAR OUT FOR AS FAR BACK
AS WE HAVE STUDIED - OVER 20 YEARS
- THERE HAS BEEN A STRONG
CORRELATION BETWEEN EARNINGS
GROWTH AND STOCK PRICE PERFORMANCE.
THE STOCKS THAT HAVE THE BEST
EARNINGS GROWTH IN A GIVEN YEAR
TEND TO HAVE THE BEST STOCK PRICE
PERFORMANCE. MY INVESTMENT
DISCIPLINE AND THE FIDELITY
RESEARCH DEPARTMENT ARE FOCUSED ON
TRYING TO PREDICT FUTURE EARNINGS
GROWTH. OVER THE PAST COUPLE OF
YEARS, HOWEVER, CERTAIN COMPANIES
HAVE UNDERGONE DRAMATIC
PRICE-TO-EARNINGS RATIO EXPANSIONS
RELATIVE TO THE MARKET DESPITE HAVING
ONLY AVERAGE EARNINGS GROWTH. THIS
HAS PROVED IMPOSSIBLE FOR ME TO
ANTICIPATE AND INCORPORATE AS A PART OF
OUR INVESTMENT PROCESS. IF I WAS LUCKY
ENOUGH TO BE INVESTED IN THESE
STOCKS, THEY HELPED PERFORMANCE. IF
NOT, THEY HURT."
FUND FACTS
GOAL: TO INCREASE THE VALUE OF
THE FUND'S SHARES BY INVESTING
MAINLY IN COMMON STOCKS OF
WELL-KNOWN AND ESTABLISHED
COMPANIES
FUND NUMBER: 312
TRADING SYMBOL: FBGRX
START DATE: DECEMBER 31, 1987
SIZE: AS OF JANUARY 31, 1998,
MORE THAN $14.0 BILLION
MANAGER: JOHN MCDOWELL,
SINCE 1996; LEADER, FIDELITY
GROWTH FUNDS GROUP; MANAGER,
FIDELITY LARGE CAP STOCK FUND,
1995-1996; JOINED FIDELITY
IN 1985
(CHECKMARK)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1998
                                % OF FUND'S  % OF FUND'S INVESTMENTS
                                INVESTMENTS  IN THESE STOCKS
                                             6 MONTHS AGO

GENERAL ELECTRIC CO.            3.2            3.0

PHILIP MORRIS COMPANIES, INC.   2.8            2.3

MERCK & CO., INC.               2.7            1.7

MICROSOFT CORP.                 2.6            2.1

AMERICAN HOME PRODUCTS CORP.    2.0            1.5

BRISTOL-MYERS SQUIBB CO.        1.9            1.4

PROCTER & GAMBLE CO.            1.7            1.6

FANNIE MAE                      1.7            1.4

INTEL CORP.                     1.6            2.2

SCHERING-PLOUGH CORP.           1.5            1.0

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1998
                                   % OF FUND'S  % OF FUND'S INVESTMENTS
                                   INVESTMENTS  IN THESE MARKET SECTORS
                                                6 MONTHS AGO

TECHNOLOGY                         19.5           21.4

HEALTH                             18.6           15.1

NONDURABLES                        12.5           10.0

FINANCE                            12.4           12.8

INDUSTRIAL MACHINERY & EQUIPMENT   6.7            6.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 95.8
ROW: 1, COL: 2, VALUE: 4.2
STOCKS 95.8%
SHORT-TERM
INVESTMENTS 4.2%
FOREIGN
INVESTMENTS 3.6%
STOCKS 95.8%
SHORT-TERM
INVESTMENTS 4.2%
FOREIGN
INVESTMENTS 3.0%
ROW: 1, COL: 1, VALUE: 95.8
ROW: 1, COL: 2, VALUE: 4.2
*
**
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.1%
AEROSPACE & DEFENSE - 0.7%
AlliedSignal, Inc.   1,116,000 $ 43,454
Lockheed Martin Corp.   469,800  48,889
Precision Castparts Corp.   163,700  8,533
  100,876
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   611,900  52,776
TOTAL AEROSPACE & DEFENSE   153,652
BASIC INDUSTRIES - 2.2%
CHEMICALS & PLASTICS - 1.0%
Air Products & Chemicals, Inc.   797,800  63,873
Monsanto Co.   1,112,000  52,751
Sealed Air Corp. (a)  410,300  25,798
  142,422
PACKAGING & CONTAINERS - 0.4%
Owens-Illinois, Inc. (a)  1,732,100  63,005
PAPER & FOREST PRODUCTS - 0.8%
Fort James Corp.   1,852,812  79,555
Kimberly-Clark Corp.   546,800  28,536
  108,091
TOTAL BASIC INDUSTRIES   313,518
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.0%
Sherwin-Williams Co.   129,400  3,688
CONSTRUCTION - 0.1%
Lennar Corp.   306,200  7,521
TOTAL CONSTRUCTION & REAL ESTATE   11,209
DURABLES - 0.8%
CONSUMER DURABLES - 0.3%
Minnesota Mining & Manufacturing Co.   539,000  45,007
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
HOME FURNISHINGS - 0.5%
Leggett & Platt, Inc.   1,587,200 $ 71,721
TOTAL DURABLES   116,728
ENERGY - 4.1%
ENERGY SERVICES - 1.9%
Dresser Industries, Inc.   1,353,800  48,398
Halliburton Co.   2,265,800  101,820
Noble Drilling Corp.   1,218,800  32,603
Schlumberger Ltd.   810,600  59,731
Transocean Offshore, Inc.   514,500  20,451
  263,003
OIL & GAS - 2.2%
Anadarko Petroleum Corp.   752,300  44,386
Burlington Resources, Inc.   1,251,800  53,514
Phillips Petroleum Co.   853,300  37,545
Royal Dutch Petroleum Co. Ord.   384,800  20,112
Royal Dutch Petroleum Co.   916,500  46,971
Texaco, Inc.   1,756,400  91,443
Valero Energy Corp.   268,300  8,468
  302,439
TOTAL ENERGY   565,442
FINANCE - 12.4%
BANKS - 2.6%
Bank of New York Co., Inc.   1,856,400  100,593
BankAmerica Corp.   1,053,800  74,886
Citicorp  495,900  59,012
NationsBank Corp.   925,000  55,500
U.S. Bancorp  588,100  64,397
  354,388
CREDIT & OTHER FINANCE - 2.1%
American Express Co.   1,720,443  143,980
Associates First Capital Corp.   697,400  47,423
Fleet Financial Group, Inc.   611,400  43,792
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Green Tree Financial Corp.   479,700 $ 9,504
Household International, Inc.   352,300  43,861
  288,560
FEDERAL SPONSORED CREDIT - 2.7%
Freddie Mac  3,314,600  147,500
Fannie Mae  3,784,700  233,705
  381,205
INSURANCE - 4.5%
Allstate Corp.   1,326,000  117,352
AMBAC, Inc.   1,480,500  70,416
American International Group, Inc.   756,300  83,429
CIGNA Corp.   244,860  41,519
MBIA, Inc.   1,224,200  79,267
Old Republic International Corp.   799,700  31,338
Progressive Corp.  424,600  46,441
Provident Companies, Inc.   921,000  33,501
Travelers Group, Inc. (The)  809,700  40,080
UNUM Corp.   1,824,600  88,721
  632,064
SAVINGS & LOANS - 0.5%
Washington Mutual, Inc.   1,161,900  74,652
TOTAL FINANCE   1,730,869
HEALTH - 18.6%
DRUGS & PHARMACEUTICALS - 12.1%
American Home Products Corp.   2,916,700  278,363
Bristol-Myers Squibb Co.   2,676,600  266,824
Genentech, Inc. special (a)  363,800  23,647
Lilly (Eli) & Co.   1,982,600  133,826
Merck & Co., Inc.   3,215,900  377,063
Novartis AG (Reg.)  25,300  43,323
Pfizer, Inc.   1,895,800  155,337
Schering-Plough Corp.   2,953,800  213,781
SmithKline Beecham PLC ADR  1,133,200  71,462
Warner-Lambert Co.   847,700  127,579
  1,691,205
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 4.4%
Abbott Laboratories  1,989,000 $ 140,846
Baxter International, Inc.   822,800  45,820
Becton, Dickinson & Co.   858,200  54,174
Bergen Brunswig Corp. Class A  744,950  33,942
Cardinal Health, Inc.   986,500  76,392
Johnson & Johnson  2,967,100  198,610
Medtronic, Inc.   1,284,600  65,595
  615,379
MEDICAL FACILITIES MANAGEMENT - 2.1%
Columbia/HCA Healthcare Corp.   1,806,000  45,150
HEALTHSOUTH Corp. (a)  3,206,500  71,946
Health Management Associates, Inc. Class A (a)  2,944,300  70,479
Health Care & Retirement Corp.   936,750  37,177
Tenet Healthcare Corp. (a)  2,125,500  73,330
  298,082
TOTAL HEALTH   2,604,666
INDUSTRIAL MACHINERY & EQUIPMENT - 6.7%
ELECTRICAL EQUIPMENT - 4.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA  909,400  120,522
Emerson Electric Co.   578,700  35,011
General Electric Co.   5,693,900  441,277
  596,810
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
Case Corp.   771,700  45,000
Ingersoll-Rand Co.   1,599,850  63,594
Stanley Works  709,900  31,413
Tyco International Ltd.  2,513,400  111,532
  251,539
POLLUTION CONTROL - 0.6%
Browning-Ferris Industries, Inc.   1,122,481  38,796
USA Waste Services, Inc. (a)  1,396,300  51,314
  90,110
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   938,459
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 5.0%
BROADCASTING - 0.8%
CBS Corp.   1,013,500 $ 30,342
Comcast Corp. Class A special  946,000  29,622
Time Warner, Inc.   913,620  58,643
  118,607
ENTERTAINMENT - 1.8%
Carnival Cruise Lines, Inc. Class A  1,030,700  57,526
Disney (Walt) Co.   1,484,100  158,149
MGM Grand, Inc. (a)  905,300  32,421
  248,096
LODGING & GAMING - 1.0%
Hilton Hotels Corp.   1,129,700  31,985
Marriott International, Inc.   1,076,530  74,415
Mirage Resorts, Inc. (a)  1,613,200  37,204
  143,604
PUBLISHING - 1.4%
Cognizant Corp.   1,213,400  55,058
New York Times Co. (The) Class A  477,700  31,080
Times Mirror Co. Class A  650,600  37,491
Tribune Co.   1,111,400  67,518
  191,147
TOTAL MEDIA & LEISURE   701,454
NONDURABLES - 12.5%
BEVERAGES - 2.2%
Coca-Cola Co. (The)  2,077,100  134,492
PepsiCo, Inc.   4,832,000  174,254
  308,746
FOODS - 2.8%
Campbell Soup Co.   725,300  38,804
ConAgra, Inc.   1,897,500  60,008
Hershey Foods Corp.   1,167,700  74,368
Quaker Oats Co.   891,500  47,918
Ralston Purina Co.   721,900  67,768
Sara Lee Corp.   1,957,100  106,785
Sysco Corp.   46,090  2,063
  397,714
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 4.6%
Avon Products, Inc.   1,157,600 $ 69,456
Clorox Co.   682,500  52,297
Colgate-Palmolive Co.   1,176,100  86,149
Gillette Co.   1,895,000  187,131
Procter & Gamble Co.   3,087,500  241,983
  637,016
TOBACCO - 2.9%
Philip Morris Companies, Inc.   9,302,600  386,058
RJR Nabisco Holdings Corp.   780,841  24,596
  410,654
TOTAL NONDURABLES   1,754,130
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   448,200  12,774
RETAIL & WHOLESALE - 6.5%
APPAREL STORES - 0.6%
Gap, Inc.   2,248,300  87,824
DRUG STORES - 0.9%
Rite Aid Corp.   1,784,000  111,389
Walgreen Co.   256,000  8,480
  119,869
GENERAL MERCHANDISE STORES - 2.2%
Consolidated Stores Corp. (a)  393,500  16,183
Dayton Hudson Corp.   1,075,300  77,354
Wal-Mart Stores, Inc.   5,358,400  213,666
  307,203
GROCERY STORES - 1.2%
American Stores Co.   1,249,700  27,181
Kroger Co. (The) (a)  542,300  21,217
Safeway, Inc. (a)  1,883,800  125,155
  173,553
RETAIL & WHOLESALE, MISCELLANEOUS - 1.6%
Circuit City Stores, Inc. - Circuit City Group  923,410  31,511
Home Depot, Inc.   1,605,850  96,854
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Lowe's Companies, Inc.   940,900 $ 47,574
Staples, Inc. (a)  2,657,850  48,284
Toys "R" Us, Inc. (a)  2,989  80
  224,303
TOTAL RETAIL & WHOLESALE   912,752
SERVICES - 3.6%
ADVERTISING - 0.7%
Omnicom Group, Inc.   2,444,300  99,148
EDUCATIONAL SERVICES - 0.3%
Apollo Group, Inc. Class A (a)  735,700  33,290
SERVICES - 2.6%
AccuStaff, Inc. (a)  2,455,200  63,221
Block (H&R), Inc.   242,700  10,648
Cendant Corp. (a)  5,095,195  172,600
Corrections Corp. of America (a)  602,700  22,225
Robert Half International, Inc. (a)  884,750  34,173
Service Corp. International  1,680,300  65,532
  368,399
TOTAL SERVICES   500,837
TECHNOLOGY - 19.5%
COMMUNICATIONS EQUIPMENT - 2.2%
Advanced Fibre Communication, Inc. (a)  701,500  20,870
Ascend Communications, Inc. (a)  622,600  18,406
Aspect Telecommunications Corp. (a)  1,477,200  36,745
Cisco Systems, Inc. (a)  2,501,350  157,741
Lucent Technologies, Inc.   829,221  73,386
  307,148
COMPUTER SERVICES & SOFTWARE - 7.8%
America Online, Inc. (a)  439,300  42,036
Automatic Data Processing, Inc.   1,655,290  99,007
BMC Software, Inc. (a)  1,193,000  80,826
Cadence Design Systems, Inc.   1,787,600  50,053
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Ceridian Corp. (a)  557,041 $ 25,241
Computer Associates International, Inc.   891,750  47,430
Compuware Corp. (a)  1,305,000  50,895
DST Systems, Inc. (a)  689,200  32,048
Electronic Data Systems Corp.  1,761,900  73,339
Equifax, Inc.   1,855,400  60,996
HBO & Co.   1,218,600  63,748
Microsoft Corp. (a)  2,443,700  364,568
PeopleSoft, Inc. (a)  825,000  28,875
Structural Dynamics Research Corp. (a)  25  1
SunGard Data Systems, Inc. (a)  2,415,600  71,713
  1,090,776
COMPUTERS & OFFICE EQUIPMENT - 5.1%
Adaptec, Inc. (a)  1,154,300  25,755
Comdisco, Inc.   1,610,400  55,559
Compaq Computer Corp.   2,485,500  74,720
Dell Computer Corp. (a)  1,196,800  119,007
EMC Corp. (a)  2,125,200  69,202
Fore Systems, Inc. (a)  2,545,900  37,552
Hewlett-Packard Co.   1,909,100  114,546
International Business Machines Corp.   747,600  73,779
Pitney Bowes, Inc.   3,088,500  141,685
  711,805
ELECTRONIC INSTRUMENTS - 0.4%
KLA-Tencor Corp. (a)  649,600  24,360
Novellus Systems, Inc. (a)  545,500  19,672
Varian Associates, Inc.   101,800  5,192
  49,224
ELECTRONICS - 4.0%
Altera Corp. (a)  985,200  33,743
Intel Corp.   2,682,160  217,255
Linear Technology Corp.   1,150,590  76,227
Maxim Integrated Products, Inc. (a)  1,514,300  52,433
Micron Technology, Inc. (a)  1,026,000  35,525
Motorola, Inc.   1,170,700  69,583
Texas Instruments, Inc.   1,433,800  78,321
  563,087
TOTAL TECHNOLOGY   2,722,040
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.2%
RAILROADS - 0.2%
CSX Corp.   527,400 $ 27,952
UTILITIES - 2.4%
TELEPHONE SERVICES - 2.4%
AT&T Corp.   1,432,800  89,729
Cincinnati Bell, Inc.   495,600  17,780
MCI Communications Corp.   1,393,600  64,715
SBC Communications, Inc.   839,200  65,248
WorldCom, Inc. (a)  2,761,200  98,885
TOTAL UTILITIES   336,357
TOTAL COMMON STOCKS
(Cost $10,016,080)   13,402,839
CASH EQUIVALENTS - 4.2%
Taxable Central Cash Fund (b)
(Cost $588,315)  588,314,905  588,315
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $10,604,395)  $ 13,991,154
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $10,610,134,000. Net unrealized appreciation aggregated $3,381,020,000, of which $3,607,193,000 related to appreciated investment securities and $226,173,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JANUARY 31, 1998 (UNAUDITED)

3.ASSETS                                                                       4.          5.

6.INVESTMENT IN SECURITIES, AT VALUE (COST $10,604,395) -                      7.          $ 13,991,154
SEE ACCOMPANYING SCHEDULE

8.RECEIVABLE FOR INVESTMENTS SOLD                                              9.           214,575

10.RECEIVABLE FOR FUND SHARES SOLD                                             11.          113,651

12.DIVIDENDS RECEIVABLE                                                        13.          10,078

14.INTEREST RECEIVABLE                                                         15.          2,808

16.OTHER RECEIVABLES                                                           17.          448

18. 19.TOTAL ASSETS                                                            20.          14,332,714

21.LIABILITIES                                                                 22.         23.

24.PAYABLE FOR INVESTMENTS PURCHASED                                           $ 293,855   25.

26.PAYABLE FOR FUND SHARES REDEEMED                                             26,336     27.

28.ACCRUED MANAGEMENT FEE                                                       5,212      29.

30.OTHER PAYABLES AND ACCRUED EXPENSES                                          2,929      31.

32. 33.TOTAL LIABILITIES                                                       34.          328,332

35.36.NET ASSETS                                                               37.         $ 14,004,382

38.NET ASSETS CONSIST OF:                                                      39.         40.

41.PAID IN CAPITAL                                                             42.         $ 10,372,794

43.UNDISTRIBUTED NET INVESTMENT INCOME                                         44.          5,670

45.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       46.          239,191
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

47.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                               48.          3,386,727
INVESTMENTS AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

49.50.NET ASSETS, FOR 348,398 SHARES OUTSTANDING                               51.         $ 14,004,382

52.53.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                           54.          $40.20
($14,004,382 (DIVIDED BY) 348,398 SHARES)

55.MAXIMUM OFFERING PRICE PER SHARE (100/97 OF $40.20)                         56.          $41.44


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

57.INVESTMENT INCOME                                                  59.          $ 68,033
58.DIVIDENDS

60.INTEREST                                                           61.           16,119

62. 63.TOTAL INCOME                                                   64.           84,152

65.EXPENSES                                                           66.          67.

68.MANAGEMENT FEE                                                     $ 38,742     69.
BASIC FEE

70. PERFORMANCE ADJUSTMENT                                             (8,226)     71.

72.TRANSFER AGENT FEES                                                 15,318      73.

74.ACCOUNTING FEES AND EXPENSES                                        413         75.

76.NON-INTERESTED TRUSTEES' COMPENSATION                               30          77.

78.CUSTODIAN FEES AND EXPENSES                                         176         79.

80.REGISTRATION FEES                                                   347         81.

82.AUDIT                                                               42          83.


84.LEGAL                                                               40          85.


86.MISCELLANEOUS                                                       52          87.

88. TOTAL EXPENSES BEFORE REDUCTIONS                                   46,934      89.

90. EXPENSE REDUCTIONS                                                 (1,168)      45,766

91.92.NET INVESTMENT INCOME                                           93.           38,386

94.REALIZED AND UNREALIZED GAIN (LOSS)                                96.          97.
95.NET REALIZED GAIN (LOSS) ON:

98. INVESTMENT SECURITIES                                              461,867     99.

100. FOREIGN CURRENCY TRANSACTIONS                                     (355)        461,512

101.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)              102.         103.
ON:

104. INVESTMENT SECURITIES                                             (133,901)   105.

106. ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                      (13)         (133,914)

107.108.NET GAIN (LOSS)                                               109.          327,598

110.111.NET INCREASE (DECREASE) IN NET ASSETS RESULTING               112.         $ 365,984
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                         SIX MONTHS ENDED   YEAR ENDED
                                                             JANUARY 31, 1998   JULY 31,
                                                             (UNAUDITED)        1997

113.INCREASE (DECREASE) IN NET ASSETS

114.OPERATIONS                                               $ 38,386           $ 81,862
NET INVESTMENT INCOME

115. NET REALIZED GAIN (LOSS)                                 461,512            397,079

116. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (133,914)          3,376,584

117.                                                          365,984            3,855,525
118.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

119.DISTRIBUTIONS TO SHAREHOLDERS                             (83,739)           (77,278)
FROM NET INVESTMENT INCOME

120. FROM NET REALIZED GAIN                                   (562,655)          (604,630)

121. 122.TOTAL DISTRIBUTIONS                                  (646,394)          (681,908)

123.SHARE TRANSACTIONS                                        2,447,892          3,742,863
NET PROCEEDS FROM SALES OF SHARES

124. REINVESTMENT OF DISTRIBUTIONS                            636,289            668,511

125. COST OF SHARES REDEEMED                                  (1,676,689)        (2,887,001)

126.127.                                                      1,407,492          1,524,373
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

128.                                                          1,127,082          4,697,990
129.TOTAL INCREASE (DECREASE) IN NET ASSETS

130.NET ASSETS                                               131.               132.

133. BEGINNING OF PERIOD                                      12,877,300         8,179,310

134.                                                         $ 14,004,382       $ 12,877,300
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
INCOME OF $5,670 AND $55,275, RESPECTIVELY)

135.OTHER INFORMATION                                        137.               138.
136.SHARES

139. SOLD                                                     61,874             109,213

140. ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  16,360             22,656

141. REDEEMED                                                 (42,333)           (85,260)

142. NET INCREASE (DECREASE)                                  35,901             46,609





FINANCIAL HIGHLIGHTS
143.   SIX MONTHS ENDED    YEARS ENDED JULY 31,
       JANUARY 31, 1998

144.   (UNAUDITED)         1997         1996       1995       1994      1993

145.SELECTED PER-SHARE DATA

146.NET ASSET VALUE,       $ 41.21      $ 30.76    $ 32.59   $ 25.14    $ 25.72    $ 22.02
BEGINNING OF PERIOD

147.INCOME FROM INVESTMENT
148. OPERATIONS

149. NET INVESTMENT        .12 D        .28 D      .34       .07 D      .12        .10
 INCOME

150. NET REALIZED AND      .88          12.70      .42       7.96       3.43       4.36
 UNREALIZED GAIN
 (LOSS)

151. TOTAL FROM            1.00         12.98      .76       8.03       3.55       4.46
INVESTMENT
 OPERATIONS

152.

153.LESS DISTRIBUTIONS     (.26)        (.28)      (.12)     -          (.01)      (.14)
FROM NET INVESTMENT
 INCOME

154. FROM NET REALIZED     (1.75)       (2.25)     (2.47)    (.58)      (4.12)     (.62)
 GAIN

155. TOTAL DISTRIBUTIONS   (2.01)       (2.53)     (2.59)    (.58)      (4.13)     (.76)

156.NET ASSET VALUE,       $ 40.20      $ 41.21    $ 30.76   $ 32.59    $ 25.14    $ 25.72
END
OF PERIOD

157.TOTAL RETURN B, C       2.65%        45.50%     2.19%     32.64%     14.95%     20.86%

158.RATIOS AND SUPPLEMENTAL DATA

159.NET ASSETS, END OF      $ 14,004     $ 12,877   $ 8,179   $ 6,421    $ 2,229    $ 788
PERIOD (IN MILLIONS)

160.RATIO OF EXPENSES       .72% A       .80%       .98%      1.05%      1.27%      1.25%
TO AVERAGE NET ASSETS

161.RATIO OF EXPENSES       .70% A, E    .78% E     .95% E    1.02% E    1.22% E    1.25%
TO AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

162.RATIO OF NET            .59% A       .81%       1.10%     .25%       .21%       .46%
INVESTMENT INCOME TO
AVERAGE
NET ASSETS

163.PORTFOLIO TURNOVER      54% A        51%        206%      182%       271%       319%
RATE

164.AVERAGE                 $ .0432      $ .0441
COMMISSION RATE F

A ANNUALIZED B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS
OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS
WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). D NET
INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD. E FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND
TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Blue Chip Growth Fund(the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management,
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND -
CONTINUED
Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,142,454,000 and $3,397,749,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .47% of average net assets after the performance adjustment.
SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. FDC receives a sales charge of up to 3% for selling shares of the fund. Prior to October
12, 1990, FDC received a sales charge of up to 2% and a deferred sales charge of up to 1%. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges of $1,769,000 of which $6,000 was paid to securities dealers, banks and other financial institutions on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,131,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $850,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $317,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
John McDowell, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Stock Selector
TechnoQuantGrowth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

OTC
PORTFOLIO
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   20   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  24   NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998       PAST 6   PAST 1   PAST 5    PAST 10
                                     MONTHS   YEAR     YEARS     YEARS

FIDELITY OTC                         -4.42%   8.05%    101.27%   411.83%

FIDELITY OTC (INCL. 3% SALES CHARGE) -7.29%   4.81%    95.24%    396.47%

NASDAQ(REGISTERED TRADEMARK)         1.81%    17.87%   142.81%   428.03%

MID-CAP FUNDS AVERAGE                0.80%    14.33%   97.79%    354.58%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the NASDAQ Composite Index - an unmanaged index of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 279 mutual funds. Unlike most other funds in this category, this fund invests in large companies as well as small ones. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998       PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

FIDELITY OTC                         8.05%    15.02%   17.74%

FIDELITY OTC (INCL. 3% SALES CHARGE) 4.81%    14.32%   17.38%

NASDAQ                               17.87%   19.41%   18.10%

MID-CAP FUNDS AVERAGE                14.33%   14.40%   16.05%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980209 144732 S00000000000001
             OTC Portfolio               FID NASDAQ w/Wilshire Div
             00093                       F0091
  1988/01/31       9700.00                    10000.00
  1988/02/29      10346.24                    10661.19
  1988/03/31      10582.98                    10898.85
  1988/04/30      10902.90                    11046.81
  1988/05/31      10806.93                    10802.95
  1988/06/30      11523.55                    11526.86
  1988/07/31      11485.16                    11327.29
  1988/08/31      11210.03                    11025.99
  1988/09/30      11638.72                    11367.34
  1988/10/31      11632.32                    11228.08
  1988/11/30      11254.82                    10919.58
  1988/12/31      11508.12                    11226.35
  1989/01/31      12250.16                    11828.07
  1989/02/28      12217.61                    11796.92
  1989/03/31      12751.36                    12019.61
  1989/04/30      13376.23                    12650.56
  1989/05/31      13975.07                    13217.56
  1989/06/30      13942.53                    12911.48
  1989/07/31      14554.38                    13477.74
  1989/08/31      15205.30                    13955.52
  1989/09/30      15292.12                    14078.91
  1989/10/31      14776.50                    13581.25
  1989/11/30      14912.19                    13611.84
  1989/12/31      15005.72                    13591.02
  1990/01/31      13940.27                    12442.82
  1990/02/28      14327.70                    12760.39
  1990/03/31      14871.60                    13069.20
  1990/04/30      14439.46                    12623.06
  1990/05/31      15385.70                    13809.81
  1990/06/30      15415.50                    13927.56
  1990/07/31      15214.34                    13220.82
  1990/08/31      13903.01                    11518.07
  1990/09/30      13137.87                    10426.63
  1990/10/31      12860.79                    10000.20
  1990/11/30      13753.58                    10903.61
  1990/12/31      14292.77                    11369.84
  1991/01/31      15418.30                    12614.66
  1991/02/28      16613.22                    13815.21
  1991/03/31      17546.03                    14724.44
  1991/04/30      17515.19                    14815.71
  1991/05/31      18370.91                    15486.78
  1991/06/30      17484.36                    14580.33
  1991/07/31      18717.82                    15397.98
  1991/08/31      19704.59                    16140.63
  1991/09/30      19531.43                    16195.01
  1991/10/31      20380.63                    16707.54
  1991/11/30      19417.12                    16137.91
  1991/12/31      21319.01                    18078.89
  1992/01/31      22239.57                    19141.23
  1992/02/29      22282.59                    19568.71
  1992/03/31      21568.51                    18669.42
  1992/04/30      20931.86                    17911.95
  1992/05/31      21232.98                    18135.58
  1992/06/30      20768.40                    17481.39
  1992/07/31      21207.17                    18034.29
  1992/08/31      20682.37                    17502.91
  1992/09/30      21320.72                    18147.49
  1992/10/31      22115.23                    18847.70
  1992/11/30      23676.19                    20348.08
  1992/12/31      24504.02                    21122.28
  1993/01/31      24666.43                    21746.48
  1993/02/28      23701.55                    20967.14
  1993/03/31      24523.13                    21591.71
  1993/04/30      23806.64                    20713.14
  1993/05/31      24446.71                    21958.02
  1993/06/30      24475.36                    22085.45
  1993/07/31      24742.86                    22129.62
  1993/08/31      25201.41                    23348.32
  1993/09/30      25894.02                    23996.43
  1993/10/31      26235.55                    24536.53
  1993/11/30      25542.14                    23775.82
  1993/12/31      26546.06                    24503.53
  1994/01/31      27260.85                    25272.27
  1994/02/28      26974.93                    25042.96
  1994/03/31      25897.26                    23515.61
  1994/04/30      25182.47                    23233.58
  1994/05/31      25050.51                    23298.63
  1994/06/30      24126.79                    22394.50
  1994/07/31      24654.63                    22930.73
  1994/08/31      25886.26                    24333.60
  1994/09/30      25952.24                    24314.82
  1994/10/31      26546.06                    24758.66
  1994/11/30      25677.32                    23917.35
  1994/12/31      25830.54                    23994.39
  1995/01/31      25775.04                    24122.88
  1995/02/28      27129.28                    25378.97
  1995/03/31      28039.51                    26155.42
  1995/04/30      29216.15                    27038.11
  1995/05/31      30048.68                    27723.91
  1995/06/30      32379.75                    29958.26
  1995/07/31      34511.02                    32159.73
  1995/08/31      34955.04                    32794.12
  1995/09/30      35459.49                    33574.74
  1995/10/31      35267.21                    33361.30
  1995/11/30      35900.62                    34130.57
  1995/12/31      35704.37                    33927.33
  1996/01/31      35621.97                    34198.26
  1996/02/29      36893.34                    35521.07
  1996/03/31      36963.97                    35588.08
  1996/04/30      39283.05                    38490.78
  1996/05/31      40719.23                    40224.53
  1996/06/30      39294.82                    38352.24
  1996/07/31      36728.53                    34989.35
  1996/08/31      38894.58                    36978.23
  1996/09/30      41622.79                    39762.59
  1996/10/31      41455.21                    39605.73
  1996/11/30      44407.09                    41929.56
  1996/12/31      44178.81                    41897.15
  1997/01/31      45948.12                    44797.87
  1997/02/28      43706.09                    42515.73
  1997/03/31      40383.56                    39696.94
  1997/04/30      42017.81                    40983.12
  1997/05/31      45786.05                    45536.34
  1997/06/30      47015.11                    46911.97
  1997/07/31      51944.88                    51866.80
  1997/08/31      51134.50                    51673.68
  1997/09/30      54581.23                    54892.95
  1997/10/31      50068.66                    51912.61
  1997/11/30      49902.05                    52151.41
  1997/12/31      48558.50                    51185.72
  1998/01/30      49647.26                    52803.44
IMATRL PRASUN   SHR__CHT 19980131 19980209 144735 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity OTC Portfolio on January 31, 1988 and the current 3% sales charge was paid. As the chart shows, by January 31, 1998, the value of the investment would have grown to $49,647 - a 396.47% increase on the initial investment. For comparison, look at how the NASDAQ Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,803 - a 428.03% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With economic woes in Southeast
Asia and a resulting "flight to
quality" mentality on the part of
investors playing leading roles, the
previously surging U.S. stock
market cooled down during the
six-month period that ended
January 31, 1998. The Standard &
Poor's 500 Index returned 3.56%
during this time. After a prolonged
stretch of strong performance by
stocks of larger companies,
smaller-company stocks gained
momentum in August and
September due mainly to solid
earnings growth. In addition,
many large-cap stocks had
become expensive relative to
smaller-cap stocks and investors
took advantage of cheap
opportunities within the small-cap
universe. Thousands of miles
away, though, an imposing
obstacle loomed in the form of an
economic crisis in Southeast Asia.
What began as a trickle in June -
with several small Asian countries
devaluing their currencies -
transformed into a downpour in
October as larger markets such as
Hong Kong became affected. This
brought concern and volatility to
markets across the globe. In the
U.S., for instance, the Dow Jones
Industrial Average tumbled
550-plus points in one session,
only to bounce back significantly
the next. Since Southeast Asia is
an important technology hub,
many small
semiconductor-related stocks  -
prevalent in the small-cap arena
- suffered dramatically. As the
period came to a close, investors
had begun to favor the reliability
and liquidity of larger stocks,
retracing the steps they took in
1996 and early 1997.
An interview with
Bob Bertelson, Portfolio
Manager of Fidelity OTC Portfolio
Q. HOW DID THE FUND PERFORM, BOB?
A. For the six months that ended January 31, 1998, the fund had a total return of -4.42%, compared to 1.81% for the NASDAQ Composite Index. According to Lipper Analytical Services, the mid-cap funds average returned 0.80% for the same period. For the 12 months that ended January 31, 1998, the fund had a total return of 8.05%, while the NASDAQ Composite Index returned 17.87% and the Lipper mid-cap funds average returned 14.33%.
Q. WHY DID THE FUND TRAIL THE NASDAQ COMPOSITE INDEX OVER THE PAST SIX
MONTHS?
A. Three factors hurt the fund relative to the index. First, the fund was somewhat overweighted in technology, Second, the fund held more economically sensitive stocks than the index. Third, although the fund had large positions in most of the index's largest-capitalization components, it was somewhat underweighted in them versus the index. All of the holdings that hurt the fund in the latest six months suffered primarily as a result of investors' concerns over the cascading financial crisis in Asia. Technology stocks were particularly hard hit given their perceived exposure to Asian economies, but economically sensitive stocks were also weak as the market began to anticipate slowing growth in the U.S. and Europe due to the Asian disturbance. Finally, as is often the case in times of turmoil, investors sought out the liquidity of the largest NASDAQ components at the expense of the many mid-sized and smaller companies in which the fund invests.
Q. AND WHY DID THE FUND'S PERFORMANCE LAG THAT OF THE LIPPER PEER
GROUP?
A. Because of the fund's focus on the NASDAQ market, the fund typically carries a bigger position in technology than the average mid-cap fund. Consequently, the fund can move up and down sharply compared to the Lipper peer group based upon whether technology is in or out of favor. As I spelled out earlier, technology was deeply out of favor in the latest six months as investors sorted through the implications of the Asian financial turmoil.
Q. WHICH INDIVIDUAL HOLDINGS PERFORMED WELL DURING THE PERIOD?
A. The holdings that helped performance were companies that derive most of their revenues from North America and Europe. Chancellor Media, an owner of radio stations, is a good example. It's rapidly been acquiring smaller stations around the U.S. and has benefited from the strengthening environment for radio advertising. Comair and ASA Holdings, two regional airlines, were able to grow revenues because of healthy demand for domestic flights. Finally, companies in the cable television industry, such as Tele-Communications Inc., also performed very well as investors grew enthused about improvement in that industry.
Q. WHAT HAPPENED TO THE FUND'S INVESTMENTS WITHIN SECTORS OTHER THAN
TECHNOLOGY?
A. Financial stocks did particularly well in 1997 as lower interest rates and investors' quest for companies with predictable, domestically based earnings pushed the stocks in the sector to new highs. In fact, the financial holdings performed so well in 1997 that I took some profits in these stocks, thereby reducing the fund's finance weighting. In addition, competitive local exchange carriers (CLECs) in the telecommunications sector, which provide new networks to business customers for access to primary telecommunications networks, performed well. CLECs benefited from better-than-expected new customer enrollments and the favorable backdrop that lower interest rates provided for their valuations.
Q. WHICH INDIVIDUAL HOLDINGS DETRACTED FROM PERFORMANCE?
A. One example was KLA-Tencor, a semiconductor capital equipment company that declined due to concerns over slowing growth in the semiconductor industry caused by the Asian financial crisis. Individual stocks that were disappointing for other reasons included Quantum, a disk-drive maker that suffered from overcapacity in the industry, and FIRSTPLUS Financial, whose share price declined when the company adopted a more conservative accounting method that had the effect of lowering near-term earnings.
Q. WHAT'S YOUR OUTLOOK?
A. Given the concerns about Asia, many investors liquidated their positions in high-growth, emerging companies that populate the NASDAQ market in favor of larger, more liquid stocks that investors see as "safe havens" in time of crisis. As a result, the valuations of many NASDAQ stocks seem very reasonable given their strong growth prospects over the intermediate term. In addition, the rapidity with which the crisis unfolded created great concern that the economic ills of countries such as Thailand and South Korea would eventually spread to China and Japan - and ultimately impact the U.S. and Europe. While the situation in Asia remains somewhat unclear, it seems likely at this point that the greatest economic disruption will remain contained to smaller countries in that region. In addition, interest rates in the U.S. remain relatively low and this historically has had favorable implications for the valuation of rapidly growing companies such as those on the NASDAQ market. Hence, many pieces are in place for a recovery in the NASDAQ market over the next six to 12 months. As always, however, I suspect it will be a volatile ride.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BOB BERTELSON ON VOLATILITY IN
THE OTC MARKET:
"The OTC market consists of rapidly
growing companies that attract
momentum investors who can be very
sensitive to comparatively small or
short-term changes in a company's
fundamental outlook. These
companies generally have lower
liquidity - or fewer shares
outstanding than the companies on
the New York Stock Exchange - so
that large transactions cause
dramatic shifts in price.
Consequently, momentum investors
can push stock prices up and down
very rapidly on the NASDAQ based
upon short-term news events.
"Because of this volatility, I advise
investors not to get too excited when
these stocks are up or down sharply
in any six-month period. Therefore,
investors in the OTC market need to
take a longer-term time frame. Most
importantly, I do believe that these
rapidly growing capital-appreciation
stocks have the potential to create
wealth for investors over the long term."
FUND FACTS
GOAL: long-term capital growth
by investing mainly in equity
securities traded on the
over-the-counter market
FUND NUMBER: 093
TRADING SYMBOL: FOCPX
START DATE: December 31, 1984
SIZE: as of January 31, 1998,
more than $3.8 billion
MANAGER: Robert Bertelson,
since 1997; manager, Fidelity
Convertible Securities Fund,
1996-1997; Fidelity Select
Industrial Equipment Portfolio,
1994-1996; Fidelity Select
Energy Portfolio, 1992-1994;
joined Fidelity in 1991
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1998
                             % OF FUND'S  % OF FUND'S INVESTMENTS
                             INVESTMENTS  IN THESE STOCKS
                                          6 MONTHS AGO

MICROSOFT CORP.              8.2            5.1

INTEL CORP.                  4.9            7.0

WORLDCOM, INC.               4.4            6.2

CISCO SYSTEMS, INC.          3.9            0.8

DELL COMPUTER CORP.          3.1            1.0

ASM LITHOGRAPHY HOLDING NV   2.4            0.8

EMC CORP.                    2.4            1.3

QUANTUM CORP.                1.9            0.7

KLA-TENCOR CORP.             1.8            0.6

PEOPLESOFT, INC.             1.3            0.6

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1998
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

TECHNOLOGY           54.9           46.3

FINANCE              11.1           14.2

UTILITIES            6.6            9.7

RETAIL & WHOLESALE   5.5            6.8

MEDIA & LEISURE      5.4            2.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 4.6
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 95.40000000000001
STOCKS  96.8%
BONDS 0.2%
SHORT-TERM
INVESTMENTS 3.0%
FOREIGN
INVESTMENTS 5.7%
STOCKS  95.4%
BONDS 0.0%
SHORT-TERM
INVESTMENTS 4.6%
FOREIGN
INVESTMENTS 3.7%
ROW: 1, COL: 1, VALUE: 4.0
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 94.0
ROW: 1, COL: 4, VALUE: 46.8
*
**
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 94.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.1%
BE Aerospace, Inc. (a)  260,600 $ 6,287
CONSTRUCTION & REAL ESTATE - 0.3%
REAL ESTATE - 0.3%
Stewart Enterprises, Inc. Class A  245,600  11,297
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.2%
OmniQuip International, Inc.   250,000  5,812
TEXTILES & APPAREL - 0.3%
Nautica Enterprises, Inc.   180,000  5,040
North Face, Inc. (a)  282,500  7,098
  12,138
TOTAL DURABLES   17,950
ENERGY - 0.2%
OIL & GAS - 0.2%
Abacan Resource Corp. (a)   3,365,000  5,468
Vastar Resources, Inc.   58,400  1,938
  7,406
FINANCE - 11.1%
BANKS - 3.7%
First Security Corp.   596,250  20,794
Marshall & Ilsley Corp.   304,400  16,932
Northern Trust Corp.   172,500  11,622
Peoples Heritage Financial Group, Inc.   589,500  25,349
Regions Financial Corp.   448,000  17,528
SouthTrust Corp.   278,800  15,735
Star Banc Corp.   200,000  11,013
Zions Bancorp.  543,600  23,375
  142,348
CREDIT & OTHER FINANCE - 1.9%
Concord EFS, Inc. (a)  150,000  3,863
First Alliance Mortgage Co. (a)   324,500  4,868
FIRSTPLUS Financial Group, Inc. (a)  1,180,500  35,856
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Money Store, Inc. (The)  1,015,800 $ 19,427
Triad Guaranty, Inc. (a)  202,000  7,525
  71,539
INSURANCE - 0.9%
FPIC Insurance Group, Inc. (a)   43,500  1,130
Life USA Holding, Inc. (a)  708,800  11,341
Paula Financial  (a)  151,600  3,601
Penn-America Group, Inc.    141,800  2,801
Penn Treaty American Corp. (a)  149,700  4,482
Philadelphia Consolidated Holding Corp. (a)   104,000  1,976
SAFECO Corp.   203,000  10,137
  35,468
SAVINGS & LOANS - 4.6%
Astoria Financial Corp.   293,600  15,083
Bank United Corp. Class A  300,000  12,394
Bay View Capital, Inc.   402,820  12,286
CenFed Financial Corp.   162,900  6,475
Charter One Financial Corp.   342,829  19,456
Dime Bancorp., Inc.   649,000  18,172
FirstFed Financial Corp. (a)  178,600  6,273
Golden State Bancorp. (a)  300,000  9,919
Long Island Bancorp., Inc.   340,000  15,279
New York Bancorp., Inc.   400,000  15,150
St. Paul Bancorp., Inc.   300,000  7,275
Sovereign Bancorp., Inc.   500,000  9,313
TCF Financial Corp.   100,000  3,194
Washington Federal, Inc.   367,200  10,832
Washington Mutual, Inc.   170,273  10,940
Webster Financial Corp.  117,800  7,178
  179,219
TOTAL FINANCE   428,574
HEALTH - 3.1%
DRUGS & PHARMACEUTICALS - 1.8%
Alkermes, Inc. (a)  90,900  2,204
Aviron (a)  450,000  11,559
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Cytyc Corp. (a)  313,000 $ 6,769
Elan Corp. PLC ADR (a)  400,000  20,775
Sangstat Medical Corp. (a)   150,000  4,238
Sepracor, Inc. (a)  238,500  8,377
Sigma Aldrich Corp.   240,000  9,300
ViroPharma, Inc. (a)   269,100  5,046
  68,268
MEDICAL EQUIPMENT & SUPPLIES - 1.3%
Arterial Vascular Engineering, Inc. (a)  103,600  7,613
Biomet, Inc.   389,400  11,147
Physician Sales & Service, Inc. (a)  800,000  14,800
Sofamor/Danek Group, Inc. (a)  300,000  18,788
  52,348
TOTAL HEALTH   120,616
INDUSTRIAL MACHINERY & EQUIPMENT - 3.1%
ELECTRICAL EQUIPMENT - 0.3%
Loral Space & Communications Ltd. (a)  480,200  10,594
Vicor Corp. (a)  84,900  2,016
  12,610
INDUSTRIAL MACHINERY & EQUIPMENT - 2.8%
ASM Lithography Holding NV (a)  1,326,600  92,199
Gasonics International Corp. (a)  327,400  3,806
PRI Automation, Inc. (a)  237,800  6,540
Veeco Instruments, Inc. (a)  325,000  7,313
  109,858
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   122,468
MEDIA & LEISURE - 5.4%
BROADCASTING - 3.4%
Chancellor Media Corp. (a)  1,046,200  35,963
Comcast Corp. Class A special  1,200,000  37,575
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Tele-Communications, Inc. (TCI Ventures Group), Series A (a)
1,021,152 $ 30,124
Tele-Communications, Inc. (TCI Group), Series A (a)  966,148  27,052
  130,714
ENTERTAINMENT - 0.2%
Regal Cinemas, Inc. (a)   231,700  6,733
LODGING & GAMING - 0.8%
International Game Technology Corp.   500,000  12,719
Promus Hotel Corp. (a)  400,000  18,075
  30,794
PUBLISHING - 0.3%
Central Newspapers, Inc. Class A  200,000  12,850
RESTAURANTS - 0.7%
Outback Steakhouse, Inc. (a)  800,000  25,600
Star Buffet, Inc.   103,900  1,273
  26,873
TOTAL MEDIA & LEISURE   207,964
NONDURABLES - 0.1%
HOUSEHOLD PRODUCTS - 0.1%
Safeskin Corp.   62,300  3,524
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 1.2%
Charming Shoppes, Inc. (a)  997,500  4,052
Gymboree Corp. (a)  830,850  21,914
Ross Stores, Inc.   416,400  13,533
Stage Stores, Inc. (a)  200,000  7,756
  47,255
APPLIANCE STORES - 0.1%
Cellstar Corp.   200,000  3,975
GENERAL MERCHANDISE STORES - 1.8%
Costco Companies, Inc. (a)  446,400  19,363
Dollar Tree Stores (a)  186,500  7,938
Michaels Stores, Inc. (a)  500,000  15,375
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Nordstrom, Inc.   125,000 $ 6,359
Proffitts, Inc. (a)  331,800  9,747
Stein Mart, Inc. (a)  337,200  8,493
  67,275
GROCERY STORES - 0.4%
Whole Foods Market, Inc. (a)  300,000  15,075
RETAIL & WHOLESALE, MISCELLANEOUS - 2.0%
Action Performance Companies, Inc.   100,000  3,163
Bed Bath & Beyond, Inc. (a)  400,000  15,850
IKON Office Solutions, Inc.   100,000  3,150
Staples, Inc. (a)  1,894,650  34,419
Tele-Communications Liberty Media Group, Series A (a)  610,000  21,846
  78,428
TOTAL RETAIL & WHOLESALE   212,008
SERVICES - 2.5%
ADVERTISING - 0.6%
Outdoor Systems, Inc. (a)  949,050  22,777
EDUCATIONAL SERVICES - 0.1%
Childrens Comprehensive Services, Inc. (a)  205,100  3,539
LEASING & RENTAL - 0.3%
Hollywood Entertainment Corp. (a)  1,337,600  12,874
SERVICES - 1.5%
Corrections Corp. of America (a)  400,000  14,750
Gartner Group, Inc. Class A  (a)  416,000  15,522
On Assignment, Inc. (a)  173,100  4,284
Robert Half International, Inc. (a)   600,000  23,175
Vision Twenty-One, Inc.   200,000  1,750
  59,481
TOTAL SERVICES   98,671
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 54.9%
COMMUNICATIONS EQUIPMENT - 6.4%
ADC Telecommunications, Inc. (a)  287,000 $ 5,453
Ascend Communications, Inc. (a)  740,000  21,876
Aspect Telecommunications Corp. (a)  1,652,500  41,106
Centigram Communications Corp. (a)  205,000  2,460
Cisco Systems, Inc. (a)  2,404,000  151,602
DSC Communications Corp. (a)  705,600  14,112
Davox Corp.   100,000  2,875
Level One Communications, Inc. (a)  191,400  7,393
STRATESEC, Inc.   96,600  580
3Com Corp. (a)  26,400  873
  248,330
COMPUTER SERVICES & SOFTWARE - 16.6%
Aspect Development, Inc. (a)  100,000  4,481
At Home Corp., Series A  200,000  4,625
BMC Software, Inc. (a)  591,100  40,047
Barra, Inc. (a)  142,500  3,242
BEA Systems, Inc.   157,600  3,103
Broderbund Software, Inc. (a)  252,000  5,324
CSG Systems International, Inc. (a)  200,000  8,288
Cadence Design Systems, Inc. (a)  198,500  5,558
Compuware Corp. (a)  500,000  19,500
Electronics for Imaging, Inc. (a)  500,000  8,375
Fiserv, Inc. (a)  497,300  25,797
GeoTel Communications Corp. (a)  372,500  6,682
Industrial-Matematik International Corp. (a)   190,000  4,988
International Telecommunications Data Systems, Inc.   21,800  768
Manugistics Group, Inc. (a)  316,900  12,795
Microsoft Corp. (a)  2,133,100  318,230
PeopleSoft, Inc. (a)  1,402,400  49,084
Platinum Software Corp. (a)  500,000  5,469
Scopus Technology, Inc. (a)  350,000  3,938
Siebel Systems, Inc. (a)  461,700  22,739
SunGard Data Systems, Inc. (a)  1,466,100  43,525
Symantec Corp. (a)  700,000  16,538
Synopsys, Inc. (a)  680,700  21,059
Systems Software Associates, Inc. (a)  1,235,600  9,421
  643,576
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 9.3%
Adaptec, Inc. (a)  677,400 $ 15,114
CHS Electronics, Inc. (a)  200,000  4,013
Comverse Technology, Inc. (a)  662,500  22,318
Dell Computer Corp. (a)  1,212,400  120,558
EMC Corp. (a)  2,800,000  91,175
Quantum Corp.   3,088,300  75,277
SanDisk Corp. (a)  67,500  1,350
Sun Microsystems, Inc. (a)  280,100  13,427
Tech Data Corp. (a)  405,400  17,179
  360,411
ELECTRONIC INSTRUMENTS - 7.9%
Applied Materials, Inc. (a)  1,311,500  43,033
Credence Systems Corp. (a)(c)  1,312,600  33,307
Helix Technology Corp.   512,100  9,794
KLA-Tencor Corp. (a)  1,895,950  71,098
Kulicke & Soffa Industries, Inc.   200,000  4,050
Lam Research Corp. (a)  482,514  11,007
Novellus Systems, Inc. (a)  1,078,700  38,901
Silicon Valley Group, Inc. (a)  600,000  13,425
Smart Modular Technologies, Inc. (a)  1,355,600  38,846
Tech-Sym Corp. (a)  156,100  4,049
Teradyne, Inc. (a)  575,000  22,713
Varian Associates, Inc.   299,500  15,275
  305,498
ELECTRONICS - 14.7%
Actel Corp. (a)  600,000  8,250
Altera Corp. (a)   1,327,800  45,477
Applied Micro Circuits Corp. (a)   344,300  6,585
Benchmarq Microelectronics, Inc. (a)  176,200  1,949
Brightpoint, Inc. (a)  1,170,200  19,674
EFTC Corp. (a)  500,000  7,375
Etec Systems, Inc. (a)(c)  1,168,300  48,484
Galileo Technology Ltd.   200,000  7,450
Intel Corp.   2,361,400  191,273
Lattice Semiconductor Corp. (a)  978,100  45,115
Linear Technology Corp.   455,800  30,197
Maxim Integrated Products, Inc. (a)  600,800  20,803
Micrel, Inc. (a)  135,700  4,105
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Microchip Technology, Inc. (a)  1,758,700 $ 40,615
Micron Technology, Inc. (a)  300,000  10,388
PMC-Sierra, Inc. (a)  800,000  27,200
Sanmina Corp. (a)   176,100  11,843
VLSI Technology, Inc. (a)  716,100  14,277
Vitesse Semiconductor Corp. (a)  602,200  26,158
  567,218
TOTAL TECHNOLOGY   2,125,033
TRANSPORTATION - 2.0%
AIR TRANSPORTATION - 1.0%
ASA Holdings, Inc. (a)  150,000  5,175
Comair Holdings, Inc.   990,000  27,906
Midwest Express Holdings, Inc. (a)  142,500  5,923
  39,004
TRUCKING & FREIGHT - 1.0%
Expeditors International of Washington, Inc.   532,300  16,567
Swift Transportation Co., Inc. (a)  187,700  5,877
USFreightways Corp.   169,300  5,926
Yellow Corp. (a)  424,100  11,080
  39,450
TOTAL TRANSPORTATION   78,454
UTILITIES - 6.0%
CELLULAR - 0.3%
Metromedia Fiber Network, Inc. Class A (a)  113,900  2,833
Nextel Communications, Inc. Class A (a)  300,000  8,194
  11,027
TELEPHONE SERVICES - 5.7%
IXC Communications, Inc. (a)  255,000  9,833
McLeodUSA, Inc. Class A (a)  338,000  11,640
NEXTLINK Communications, Inc. Class A  86,500  2,152
Qwest Communications International, Inc.   5,300  376
Tel-Save Holdings, Inc. (a)  684,100  16,247
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Teleport Communications Group, Inc. Class A (a) 106,100 $ 5,922 Winstar Communications, Inc. (a) 100,000 3,268
WorldCom, Inc. (a)  4,769,134  170,795
  220,233
TOTAL UTILITIES   231,260
TOTAL COMMON STOCKS
(Cost $3,116,057)   3,671,512
CONVERTIBLE PREFERRED STOCKS - 0.6%
UTILITIES - 0.6%
TELEPHONE SERVICES - 0.6%
IXC Communications, Inc. $7.25 pay-in-kind (d)
(Cost $14,437)  137,010  24,113
CASH EQUIVALENTS - 4.6%
Taxable Central Cash Fund (b)
(Cost $176,109)  176,108,854  176,109
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,306,603)  $ 3,871,734
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 7 of Notes to Financial Statements).
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,113,000 or 0.6% of net assets.
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $3,308,752,000. Net unrealized appreciation aggregated $562,982,000, of which $858,435,000 related to appreciated investment securities and $295,453,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JANUARY 31, 1998 (UNAUDITED)

5.ASSETS                                                                       6.         7.

8.INVESTMENT IN SECURITIES, AT VALUE (COST $3,306,603) -                       9.         $ 3,871,734
SEE ACCOMPANYING SCHEDULE

10.RECEIVABLE FOR INVESTMENTS SOLD                                             11.         46,853

12.RECEIVABLE FOR FUND SHARES SOLD                                             13.         71,727

14.DIVIDENDS RECEIVABLE                                                        15.         352

16.INTEREST RECEIVABLE                                                         17.         712

18.OTHER RECEIVABLES                                                           19.         642

20. 21.TOTAL ASSETS                                                            22.         3,992,020

23.LIABILITIES                                                                 24.        25.

26.PAYABLE FOR INVESTMENTS PURCHASED                                           $ 82,702   27.

28.PAYABLE FOR FUND SHARES REDEEMED                                             29,110    29.

30.ACCRUED MANAGEMENT FEE                                                       1,535     31.

32.OTHER PAYABLES AND ACCRUED EXPENSES                                          985       33.

34. 35.TOTAL LIABILITIES                                                       36.         114,332

37.38.NET ASSETS                                                               39.        $ 3,877,688

40.NET ASSETS CONSIST OF:                                                      41.        42.

43.PAID IN CAPITAL                                                             44.        $ 3,164,589

45.ACCUMULATED NET INVESTMENT LOSS                                             46.         (5,481)

47.ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                          48.         153,447
ON INVESTMENTS

49.NET UNREALIZED APPRECIATION (DEPRECIATION) ON                               50.         565,133
INVESTMENTS

51.52.NET ASSETS, FOR 113,368 SHARES OUTSTANDING                               53.        $ 3,877,688

54.55.NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                           56.         $34.20
($3,877,688 (DIVIDED BY) 113,368 SHARES)

57.MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF                              58.         $35.26
$34.20)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

59.INVESTMENT INCOME                                                  61.        $ 4,820
60.DIVIDENDS

62.INTEREST                                                           63.         5,031

64. 65.TOTAL INCOME                                                   66.         9,851

67.EXPENSES                                                           68.        69.

70.MANAGEMENT FEE                                                     $ 13,019   71.
BASIC FEE

72. PERFORMANCE ADJUSTMENT                                             (2,705)   73.

74.TRANSFER AGENT FEES                                                 4,526     75.

76.ACCOUNTING FEES AND EXPENSES                                        404       77.

78.NON-INTERESTED TRUSTEES' COMPENSATION                               10        79.

80.CUSTODIAN FEES AND EXPENSES                                         33        81.

82.REGISTRATION FEES                                                   203       83.

84.AUDIT                                                               34        85.


86.LEGAL                                                               21        87.


88.INTEREST                                                            1         89.

90.MISCELLANEOUS                                                       17        91.

92. TOTAL EXPENSES BEFORE REDUCTIONS                                   15,563    93.

94. EXPENSE REDUCTIONS                                                 (235)      15,328

95.96.NET INVESTMENT INCOME (LOSS)                                    97.         (5,477)

98.REALIZED AND UNREALIZED GAIN (LOSS)                                100.        323,796
99.NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
(INCLUDING REALIZED LOSS OF $1,378 ON SALES OF INVESTMENTS
IN AFFILIATED ISSUERS)

101.CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)              102.        (513,247)
ON INVESTMENT SECURITIES

103.104.NET GAIN (LOSS)                                               105.        (189,451)

106.107.NET INCREASE (DECREASE) IN NET ASSETS RESULTING               108.       $ (194,928)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                         SIX MONTHS ENDED    YEAR ENDED
                                                             JANUARY 31, 1998    JULY 31,
                                                             (UNAUDITED)         1997

109.INCREASE (DECREASE) IN NET ASSETS

110.OPERATIONS                                               $ (5,477)           $ (5,131)
NET INVESTMENT INCOME (LOSS)

111. NET REALIZED GAIN (LOSS)                                 323,796             345,268

112. CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (513,247)           803,669

113.                                                          (194,928)           1,143,806
114.NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS

115.DISTRIBUTIONS TO SHAREHOLDERS                             -                   (6,873)
FROM NET INVESTMENT INCOME

116. FROM NET REALIZED GAIN                                   (272,884)           (391,420)

117. 118.TOTAL DISTRIBUTIONS                                  (272,884)           (398,293)

119.SHARE TRANSACTIONS                                        1,947,510           3,023,887
NET PROCEEDS FROM SALES OF SHARES

120. REINVESTMENT OF DISTRIBUTIONS                            267,120             390,322

121. COST OF SHARES REDEEMED                                  (1,892,269)         (2,771,726)

122.123.                                                      322,361             642,483
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

124.                                                          (145,451)           1,387,996
125.TOTAL INCREASE (DECREASE) IN NET ASSETS

126.NET ASSETS                                               127.                128.

129. BEGINNING OF PERIOD                                      4,023,139           2,635,143

130.                                                         $ 3,877,688         $ 4,023,139
END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT
LOSS OF $5,481 AND $4, RESPECTIVELY)

131.OTHER INFORMATION                                        133.                134.
132.SHARES

135. SOLD                                                     52,983              91,580

136. ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  7,806               12,633

137. REDEEMED                                                 (52,021)            (84,079)

138. NET INCREASE (DECREASE)                                  8,768               20,134



FINANCIAL HIGHLIGHTS
139.                     SIX MONTHS ENDED    YEARS ENDED JULY 31,
                         JANUARY 31, 1998

140.                           (UNAUDITED)      1997       1996       1995      1994      1993

141.SELECTED PER-SHARE DATA

142.NET ASSET VALUE,               $ 38.46      $ 31.20    $ 31.09   $ 22.42   $ 25.90   $ 24.65
BEGINNING OF PERIOD

143.INCOME FROM
INVESTMENT OPERATIONS

144. NET INVESTMENT                 (.05) D      (.05) D    .13       .09       .12       .06
 INCOME (LOSS)

145. NET REALIZED AND               (1.69)       11.71      1.80      8.79      (.08)     3.68
 UNREALIZED GAIN (LOSS)

146. TOTAL FROM                     (1.74)       11.66      1.93      8.88      .04       3.74
INVESTMENT
 OPERATIONS

147.

148.LESS DISTRIBUTIONS              -            (.08)      (.02)     (.09)     (.12)     (.25)
FROM NET INVESTMENT
 INCOME (LOSS)

149. FROM NET REALIZED              (2.52)       (4.32)     (1.80)    (.12)     (3.40)    (2.24)
GAIN

150. TOTAL DISTRIBUTIONS            (2.52)       (4.40)     (1.82)    (.21)     (3.52)    (2.49)

151.NET ASSET VALUE,               $ 34.20      $ 38.46    $ 31.20   $ 31.09   $ 22.42   $ 25.90
END
OF PERIOD

152.TOTAL RETURN B, C               (4.42)%      41.43%     6.43%     39.98%    (.36)%    16.67%

153.RATIOS AND SUPPLEMENTAL DATA

154.NET ASSETS, END OF             $ 3,878      $ 4,023    $ 2,635   $ 2,110   $ 1,230   $ 1,327
PERIOD (IN MILLIONS)

155.RATIO OF EXPENSES               .77% A       .85%       .83%      .82%      .89%      1.08%
TO AVERAGE NET ASSETS

156.RATIO OF EXPENSES               .76% A, E    .84% E     .82% E    .81% E    .88% E    1.08%
TO AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

157.RATIO OF NET                    (.27)% A     (.15)%     .42%      .35%      .48%      .53%
INVESTMENT INCOME
(LOSS) TO AVERAGE NET
ASSETS

158.PORTFOLIO TURNOVER              145% A       147%       133%      62%       222%      213%
RATE

159.AVERAGE                        $ .0337      $ .0314
COMMISSION RATE F


ANNUALIZED
THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED JANUARY 31, 1998 (UNAUDITED)


6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity OTC Portfolio (the fund) is a fund of Fidelity Securities
Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated in U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND -
CONTINUED
is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,806,954,000 and $2,790,216,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .51% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $270,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $122,000 for the period.
10. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $5,498,000. The weighted average interest rate was 5.85%.
11. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $121,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $109,000, respectively, under these arrangements.
12. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Credence Systems Corp.  $ 11,364 $ 8,696 $ - $ 33,307
Etec Systems, Inc.   -  -  -  48,484
Gymboree Corp.   3,094  8,456  -  -
TOTALS  $ 14,458 $ 17,152 $ - $ 81,791
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
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DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
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4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector Fund
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

DIVIDEND GROWTH
FUND
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   19   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  23   NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 6   PAST 1   LIFE OF
                                  MONTHS   YEAR     FUND

FIDELITY DIVIDEND GROWTH          5.58%    27.86%   199.27%

S&P 500 (REGISTERED TRADEMARK)    3.56%    26.91%   151.07%

GROWTH FUNDS AVERAGE              1.20%    19.68%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on April 27, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 916 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 1   LIFE OF
                                  YEAR     FUND

FIDELITY DIVIDEND GROWTH          27.86%   25.85%

S&P 500                           26.91%   21.30%

GROWTH FUNDS AVERAGE              19.68%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND

IMAHDR PRASUN   SHR__CHT 19980131 19980209 141201 S00000000000001
             Dividend Growth             S&P 500
             00330                       SP001
  1993/04/27      10000.00                    10000.00
  1993/04/30      10150.00                    10051.03
  1993/05/31      10480.00                    10320.39
  1993/06/30      10700.00                    10350.32
  1993/07/31      10800.00                    10308.92
  1993/08/31      11550.00                    10699.63
  1993/09/30      11820.00                    10617.24
  1993/10/31      12080.00                    10837.02
  1993/11/30      11680.00                    10734.07
  1993/12/31      12171.52                    10863.95
  1994/01/31      12493.15                    11233.32
  1994/02/28      12302.18                    10928.90
  1994/03/31      11715.49                    10452.40
  1994/04/30      11786.37                    10586.19
  1994/05/31      11604.11                    10759.80
  1994/06/30      11310.46                    10496.19
  1994/07/31      11826.87                    10840.46
  1994/08/31      12616.68                    11284.92
  1994/09/30      12485.05                    11008.44
  1994/10/31      13041.96                    11256.13
  1994/11/30      12474.92                    10846.18
  1994/12/31      12691.18                    11007.03
  1995/01/31      12732.22                    11292.45
  1995/02/28      13142.60                    11732.51
  1995/03/31      13768.44                    12078.74
  1995/04/30      14404.54                    12434.46
  1995/05/31      14907.26                    12931.46
  1995/06/30      15728.03                    13231.86
  1995/07/31      16456.47                    13670.63
  1995/08/31      16528.28                    13704.94
  1995/09/30      16956.49                    14283.29
  1995/10/31      16359.88                    14232.30
  1995/11/30      17176.30                    14857.10
  1995/12/31      17454.52                    15143.25
  1996/01/31      17928.35                    15658.72
  1996/02/29      18479.31                    15803.88
  1996/03/31      18964.16                    15956.07
  1996/04/30      19845.70                    16191.26
  1996/05/31      20484.81                    16608.83
  1996/06/30      19933.85                    16672.11
  1996/07/31      18997.21                    15935.54
  1996/08/31      19614.29                    16271.62
  1996/09/30      20604.68                    17187.39
  1996/10/31      21100.90                    17661.42
  1996/11/30      22533.19                    18996.44
  1996/12/31      22715.29                    18620.12
  1997/01/31      23405.00                    19783.51
  1997/02/28      23472.84                    19938.61
  1997/03/31      22443.92                    19119.33
  1997/04/30      23631.13                    20260.76
  1997/05/31      24987.95                    21494.23
  1997/06/30      26141.23                    22457.17
  1997/07/31      28346.05                    24244.09
  1997/08/31      27091.00                    22885.94
  1997/09/30      28589.46                    24139.40
  1997/10/31      27906.19                    23333.14
  1997/11/30      28757.28                    24413.23
  1997/12/31      29052.83                    24832.41
  1998/01/30      29926.78                    25107.06
IMATRL PRASUN   SHR__CHT 19980131 19980209 141205 R00000000000061
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Dividend Growth Fund on April 27, 1993, when the fund started. As the chart shows, by January 31, 1998, the value of the investment would have grown to $29,927 - a 199.27% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $25,107 - a 151.07% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With economic woes in Southeast
Asia and a resulting "flight to
quality" mentality on the part of
investors playing leading roles, the
previously surging U.S. stock
market cooled down during the
six-month period that ended
January 31, 1998. The Standard &
Poor's 500 Index returned 3.56%
during this time. After a prolonged
stretch of strong performance by
stocks of larger companies,
smaller-company stocks gained
momentum in August and
September due mainly to solid
earnings growth. In addition, many
large-cap stocks had become
expensive relative to smaller-cap
stocks and investors took
advantage of cheap opportunities
within the small-cap universe.
Thousands of miles away, though,
an imposing obstacle loomed in the
form of an economic crisis in
Southeast Asia. What began as a
trickle in June - with several small
Asian countries devaluing their
currencies - transformed into a
downpour in October as larger
markets such as Hong Kong
became affected. This brought
concern and volatility to markets
across the globe. In the U.S., for
instance, the Dow Jones Industrial
Average tumbled 550-plus points
in one session, only to bounce back
significantly the next. Since
Southeast Asia is an important
technology hub, many small
semiconductor-related stocks  -
prevalent in the small-cap arena -
suffered dramatically. As the
period came to a close, investors
had begun to favor the reliability
and liquidity of larger stocks,
retracing the steps they took in
1996 and early 1997.
An interview with Charles Mangum, Portfolio Manager of Fidelity Dividend Growth Fund
Q. HOW DID THE FUND PERFORM, CHARLES?
A. I'm pleased with the fund's performance. For the six months that ended January 31, 1998, the fund generated a return of 5.58%. This topped the return of the growth funds average tracked by Lipper Analytical Services, which returned 1.20% during this time. The Standard & Poor's 500 Index returned 3.56% for the six-month period. For the 12 months that ended January 31, 1998, the fund returned 27.86%, while the Lipper average and S&P 500 returned 19.68% and 26.91%, respectively.
Q. TO WHAT DO YOU ATTRIBUTE THE FUND'S SOLID SHOWING OVER THE PAST SIX
MONTHS?
A. One of the primary factors driving performance was the fund's investments in the health care sector, particularly pharmaceuticals. This group enjoyed a nice run during the period, as earnings growth and new product introductions boosted performance. Additionally, speculation over increased merger and acquisition activity toward the end of the period contributed to the group's strong showing. Some of the fund's better-performing pharmaceutical stocks included Schering-Plough, American Home Products and Bristol-Myers Squibb. The other factor I'd point to was the fund's typical gravitation toward stocks of larger companies. While smaller-capitalization stocks had their moments during the period, large-cap stocks had the upper hand in the overall performance department due to strong earnings growth. The situation that exploded in Southeast Asia also played a role in the performance of large-cap stocks, as wary investors tended to favor stocks of larger, well-known companies over smaller, more economically sensitive stocks.
Q. WHAT HAPPENED IN SOUTHEAST ASIA AND HOW WAS THE FUND AFFECTED?
A. I'd call it a typical boom/bust cycle. Despite the fact that several currencies were overvalued, the region kept building and developing. Eventually, Southeast Asia hit a breakpoint where all internal financial lending support was frozen. In terms of the fund itself, many of its technology-related positions felt the brunt of this crisis. Linear Technology, a company with a fairly consistent earnings growth track record, declined, as did Texas Instruments, which supplies digital signal processors to Asia. The one potential silver lining to this situation was that after the crisis peaked in late October, I was able to find some relatively inexpensive technology stocks with what I felt were good growth prospects.
Q. CITICORP - THE FUND'S THIRD-LARGEST POSITION AT THE END OF THE PERIOD - TURNED IN A SUBPAR PERFORMANCE. WHAT HAPPENED?
A. Similar to technology stocks, some of the fund's money-center bank positions - which frequently have global business exposure - were negatively affected by the Asian crisis. Citicorp, with its considerable base in Asia, was at the top of this list. Despite these problems, though, I actually added to the fund's Citicorp position because I felt it was one of the cheapest growth stocks available. My feeling was that Citicorp's commitment to establishing an effective risk management program and the fact that the company had weathered international problems before would benefit it in the long run. Citicorp also had been quite prudent with its capital allocation, a fact that I felt was overlooked by the market.
Q. WHICH STOCKS PERFORMED WELL? WERE THERE ANY DISAPPOINTMENTS?
A. Walt Disney was a positive contributor, as the ever-creative company announced it would produce two animated films per year rather one. My thinking was that if - and it's a big if - film profitability stays constant, the additional film could provide an extra earnings boost. Fannie Mae was another top performer, as the stock benefited from the favorable U.S. economic backdrop and increased mortgage refinancing activity. On the flip side, Oracle was a major disappointment as it fell victim to the "Asian flu" and the changes in overall market growth. The fund no longer held Oracle stock at the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. Really more of the same. My two-pronged approach is to look for stocks that offer an attractive combination of earnings growth and valuation. Rather than getting entangled in short-term market happenings or interest-rate movements, I prefer to focus on the profile of each individual stock.
CHARLES MANGUM EXPLAINS
DIVIDEND GROWTH'S LARGE-CAP
STOCK EMPHASIS:
"WHILE I DON'T HAVE AN AVERSION TO
STOCKS OF SMALLER- AND
MEDIUM-SIZED COMPANIES, THE
FUND'S PORTFOLIO IS TILTED TOWARD
LARGE-CAP STOCKS FOR A COUPLE OF
REASONS. FIRST, A LOT OF SMALLER
COMPANIES DON'T PAY DIVIDENDS,
OBVIOUSLY A PRIMARY OBJECTIVE OF
THE FUND.
"SECONDLY, I'VE ALSO BEEN
CONSISTENTLY ABLE TO FIND GOOD
VALUES THROUGHOUT THE LARGE-CAP
ARENA. MANY MARKET PUNDITS HAVE
TALKED ABOUT HOW NARROW THE STOCK
MARKET HAS BEEN IN RECENT YEARS -
WITH A CONCENTRATED GROUP OF STOCKS
LEADING THE CHARGE - BUT I'VE
FOUND THAT THE TOP 100 STOCKS IN THE
S&P 500 HAVE IN FACT DISPLAYED
ATTRACTIVE GROWTH CHARACTERISTICS.
"FINALLY, MY APPROACH TO MANAGING
MONEY FIGURES INTO THE EQUATION. AT
THE END OF THE PERIOD, THE FUND HAD
AROUND 140 STOCKS IN ITS PORTFOLIO,
WITH APPROXIMATELY 70% OF ITS
ASSETS ALLOCATED AMONG ITS TOP 50
STOCKS. THIS ALLOWS ME TO FOCUS ON
MY BEST IDEAS RATHER THAN HAVING
AN ABUNDANCE OF SMALLER STOCKS
THAT MAY HAVE A MINIMAL EFFECT ON
OVERALL PERFORMANCE."
FUND FACTS
GOAL: TO INCREASE THE VALUE OF
THE FUND'S SHARES BY INVESTING
MAINLY IN EQUITY SECURITIES OF
COMPANIES THAT HAVE THE
POTENTIAL TO INCREASE THEIR
CURRENT DIVIDEND OR BEGIN
PAYING A DIVIDEND
FUND NUMBER: 330
TRADING SYMBOL: FDGFX
START DATE: APRIL 27, 1993
SIZE: AS OF JANUARY 31, 1998,
MORE THAN $4.7 BILLION
MANAGER: CHARLES MANGUM,
SINCE 1997; MANAGER, FIDELITY
OTC PORTFOLIO, 1996-1997;
FIDELITY CONVERTIBLE SECURITIES
FUND, 1995-1996; FIDELITY
SELECT HEALTH CARE PORTFOLIO,
1992-1995; FIDELITY SELECT
MEDICAL DELIVERY PORTFOLIO,
1991-1993; JOINED FIDELITY
IN 1990
(CHECKMARK)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1998

                                           % OF FUND'S    % OF FUND'S INVESTMENTS
                                           INVESTMENTS    IN THESE STOCKS
                                                          6 MONTHS AGO

SCHERING-PLOUGH CORP.                      5.5            4.2

AMERICAN HOME PRODUCTS CORP.               5.5            2.0

CITICORP                                   3.3            2.0

GENERAL ELECTRIC CO.                       3.1            2.9

JOHNSON & JOHNSON                          2.7            2.3

WAL-MART STORES, INC.                      2.4            1.7

MICROSOFT CORP.                            2.1            1.1

PROFFITTS, INC.                            1.8            1.5

BANKAMERICA CORP.                          1.8            1.6

WORLDCOM, INC. 8% DEPOSITARY SHARES DECS   1.6            1.0


TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1998
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

HEALTH               20.3           17.1

FINANCE              16.3           16.8

TECHNOLOGY           13.7           14.2

RETAIL & WHOLESALE   7.5            7.6

NONDURABLES          5.8            5.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997 **
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 43.2
ROW: 1, COL: 3, VALUE: 1.9
ROW: 1, COL: 4, VALUE: 4.9
STOCKS  94.9%
CONVERTIBLE
SECURITIES 0.9%
SHORT-TERM
INVESTMENTS 4.2%
FOREIGN
INVESTMENTS 5.9%
STOCKS  93.2%
CONVERTIBLE
SECURITIES 1.9%
SHORT-TERM
INVESTMENTS 4.9%
FOREIGN
INVESTMENTS 4.2%
ROW: 1, COL: 1, VALUE: 50.0
ROW: 1, COL: 2, VALUE: 43.9
ROW: 1, COL: 3, VALUE: 1.9
ROW: 1, COL: 4, VALUE: 4.2
*
**
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.0%
AEROSPACE & DEFENSE - 2.4%
AlliedSignal, Inc.   397,600 $ 15,482
Lockheed Martin Corp.   307,200  31,968
Primex Technologies, Inc. (c)  289,900  10,110
Sundstrand Corp.   518,200  28,210
Thiokol Corp.   334,400  28,842
  114,612
SHIP BUILDING & REPAIR - 0.6%
General Dynamics Corp.   359,100  30,972
TOTAL AEROSPACE & DEFENSE   145,584
BASIC INDUSTRIES - 1.3%
METALS & MINING - 1.0%
Aluminum Co. of America  452,300  34,544
Reynolds Metals Co.   200,000  12,613
  47,157
PAPER & FOREST PRODUCTS - 0.3%
American Pad & Paper Co. (a)(c)  1,846,500  14,657
Georgia-Pacific Corp.   20,000  1,102
  15,759
TOTAL BASIC INDUSTRIES   62,916
CONSTRUCTION & REAL ESTATE - 2.3%
BUILDING MATERIALS - 0.9%
Masco Corp.   877,200  43,202
ENGINEERING - 0.0%
Novacare Employee Services, Inc.   195,000  1,048
REAL ESTATE - 0.4%
Stewart Enterprises, Inc. Class A  398,500  18,331
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Alexandria Real Estate Equities, Inc.   312,000  10,413
Bedford Property Investors, Inc.   277,500  5,879
Cabot Industrial Trust  200,000  4,000
Duke Realty Investors, Inc.   135,100  3,209
Glenborough Realty Trust, Inc.   291,500  9,255
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Public Storage, Inc.   234,800 $ 7,719
Tanger Factory Outlet Centers, Inc.   214,700  6,629
  47,104
TOTAL CONSTRUCTION & REAL ESTATE   109,685
DURABLES - 2.3%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Federal Signal Co.   70,000  1,571
Ford Motor Co.   251,500  12,826
Volvo AB Class B  165,000  4,516
  18,913
CONSUMER DURABLES - 0.3%
Minnesota Mining & Manufacturing Co.   172,800  14,429
CONSUMER ELECTRONICS - 1.6%
Black & Decker Corp.   405,000  19,516
Newell Co.   524,000  21,517
Philips Electronics NV  542,100  36,117
  77,150
TOTAL DURABLES   110,492
ENERGY - 5.8%
OIL & GAS - 5.8%
Amerada Hess Corp.   140,500  7,683
British Petroleum PLC ADR  308,406  24,769
Coastal Corp. (The)  364,200  21,124
Cooper Cameron Corp. (a)  100,000  5,144
Exxon Corp.   600,000  35,587
Phillips Petroleum Co.   619,700  27,267
Santa Fe Energy Resources, Inc.   1,523,500  15,997
Texaco, Inc.   1,330,000  69,243
Total SA sponsored ADR  1,383,600  71,774
  278,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 16.3%
BANKS - 7.8%
Banc One Corp.   209,100 $ 11,683
BankAmerica Corp.   1,208,200  85,858
Citicorp  1,333,300  158,663
Comerica, Inc.   509,900  48,122
NationsBank Corp.   355,593  21,336
Norwest Corp.   613,000  22,374
Wells Fargo & Co.   83,700  25,863
  373,899
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   358,392  29,993
Associates First Capital Corp.   434,400  29,539
Transamerica Corp.   369,400  37,956
  97,488
FEDERAL SPONSORED CREDIT - 0.7%
Fannie Mae  531,100  32,796
INSURANCE - 4.2%
AFLAC, Inc.   397,400  21,633
Allmerica Financial Corp.   638,100  33,580
Allstate Corp.   186,200  16,479
AMBAC, Inc.   380,000  18,074
American International Group, Inc.   272,500  30,060
Conseco, Inc.   227,200  10,394
Protective Life Corp.   248,500  15,609
SunAmerica, Inc.   335,000  13,463
Torchmark Corp.   428,200  17,797
UNUM Corp.   507,200  24,663
  201,752
SAVINGS & LOANS - 1.6%
Charter One Financial Corp.   632,425  35,890
New York Bancorp., Inc.   200,000  7,575
Washington Mutual, Inc.   518,400  33,307
  76,772
TOTAL FINANCE   782,707
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 20.3%
DRUGS & PHARMACEUTICALS - 13.0%
American Home Products Corp.   2,779,200 $ 265,240
Amgen, Inc.   250,000  12,500
Bristol-Myers Squibb Co.   378,400  37,722
Glaxo PLC sponsored ADR  499,400  26,874
Rhone Poulenc SA Class A  290,000  13,237
Schering-Plough Corp.   3,675,500  266,014
  621,587
MEDICAL EQUIPMENT & SUPPLIES - 5.2%
Becton, Dickinson & Co.   238,800  15,074
Cardinal Health, Inc.   373,200  28,900
Johnson & Johnson  1,961,700  131,311
McKesson Corp.  1,010,200  48,363
St. Jude Medical, Inc. (a)  461,300  14,992
Sofamor/Danek Group, Inc. (a)  208,900  13,083
  251,723
MEDICAL FACILITIES MANAGEMENT - 2.1%
Columbia/HCA Healthcare Corp.   2,424,100  60,602
HEALTHSOUTH Corp. (a)  1,367,200  30,677
Health Management Associates, Inc. Class A (a)  369,100  8,835
  100,114
TOTAL HEALTH   973,424
HOLDING COMPANIES - 0.6%
Norfolk Southern Corp.   885,400  27,945
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
ELECTRICAL EQUIPMENT - 4.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  689,300  17,965
Emerson Electric Co.   200,000  12,100
General Electric Co.   1,939,900  150,342
Honeywell, Inc.   350,000  24,522
  204,929
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Illinois Tool Works, Inc.   784,000  43,659
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   248,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 2.8%
BROADCASTING - 1.3%
Clear Channel Communications, Inc. (a)  350,200 $ 26,965
Time Warner, Inc.   582,200  37,370
  64,335
ENTERTAINMENT - 1.3%
Disney (Walt) Co.   399,000  42,518
Viacom, Inc. Class B (non-vtg.) (a)  434,100  18,124
  60,642
PUBLISHING - 0.2%
Tribune Co.   155,300  9,435
TOTAL MEDIA & LEISURE   134,412
NONDURABLES - 5.8%
BEVERAGES - 0.6%
Coca-Cola Co. (The)  480,000  31,080
FOODS - 0.6%
Heinz (H.J.) Co.   236,800  13,128
Hershey Foods Corp.   105,000  6,687
Sara Lee Corp.   121,400  6,624
  26,439
HOUSEHOLD PRODUCTS - 3.2%
Alberto-Culver Co. Class A (c)  2,169,200  55,586
Avon Products, Inc.   213,200  12,792
Colgate-Palmolive Co.   290,000  21,242
Gillette Co.   409,200  40,408
Procter & Gamble Co.   320,000  25,080
  155,108
TOBACCO - 1.4%
Philip Morris Companies, Inc.   1,634,700  67,840
TOTAL NONDURABLES   280,467
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   100,000  2,850
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 7.5%
APPAREL STORES - 1.0%
Gap, Inc.   1,220,150 $ 47,662
DRUG STORES - 0.7%
CVS Corp.   500,500  32,814
GENERAL MERCHANDISE STORES - 5.0%
Dayton Hudson Corp.   533,700  38,393
Proffitts, Inc. (a)  3,016,300  88,604
Wal-Mart Stores, Inc.   2,864,200  114,210
  241,207
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Home Depot, Inc.   610,000  36,791
TOTAL RETAIL & WHOLESALE   358,474
SERVICES - 1.9%
ADVERTISING - 1.0%
Omnicom Group, Inc.   1,142,800  46,355
SERVICES - 0.9%
Block (H & R), Inc.   155,000  6,801
Borg Warner Security Corp. (a)  788,500  14,439
Cendant Corp. (a)  686,500  23,255
  44,495
TOTAL SERVICES   90,850
TECHNOLOGY - 13.7%
COMMUNICATIONS EQUIPMENT - 0.2%
3Com Corp. (a)  300,000  9,919
COMPUTER SERVICES & SOFTWARE - 4.3%
Cadence Design Systems, Inc. (a)  1,820,800  50,982
Computer Associates International, Inc.   38,000  2,021
Electronic Data Systems Corp.  183,100  7,622
Equifax, Inc.   266,000  8,745
First Data Corp.   519,400  15,907
Microsoft Corp. (a)  670,600  100,045
Synopsys, Inc. (a)  708,300  21,913
  207,235
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 2.5%
Compaq Computer Corp.   314,100 $ 9,443
Dell Computer Corp. (a)  494,300  49,152
Digital Equipment Corp. (a)  428,800  24,254
Pitney Bowes, Inc.   810,800  37,195
Quantum Corp.   86,700  2,113
  122,157
ELECTRONIC INSTRUMENTS - 0.1%
DBT Online, Inc. (a)  125,000  3,422
ELECTRONICS - 6.6%
Altera Corp. (a)  545,200  18,673
Intel Corp.   943,700  76,440
Linear Technology Corp.   1,096,500  72,643
Maxim Integrated Products, Inc. (a)  347,600  12,036
Molex, Inc.   2,333,975  61,558
Texas Instruments, Inc.   1,337,800  73,077
  314,427
TOTAL TECHNOLOGY   657,160
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.1%
Virgin Express Holdings PLC sponsored ADR  205,200  3,950
RAILROADS - 0.2%
CSX Corp.   239,300  12,683
TOTAL TRANSPORTATION   16,633
UTILITIES - 4.0%
ELECTRIC UTILITY - 0.5%
Duke Energy Corp.   10,500  569
Houston Industries, Inc.   860,000  22,468
  23,037
GAS - 0.5%
MCN Corp.   356,000  13,172
ONEOK, Inc.   348,971  11,930
  25,102
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 3.0%
AT&T Corp.   423,000 $ 26,490
Bell Atlantic Corp.   280,000  25,918
GTE Corp.   209,900  11,453
SBC Communications, Inc.   851,406  66,197
Sprint Corp.   245,600  14,582
  144,640
TOTAL UTILITIES   192,779
TOTAL COMMON STOCKS
(Cost $3,688,144)   4,473,554
CONVERTIBLE PREFERRED STOCKS - 1.6%
UTILITIES - 1.6%
TELEPHONE SERVICES - 1.6%
WorldCom, Inc. 8% depositary shares DECS
(Cost $61,502)  613,000  76,702
CONVERTIBLE BONDS - 0.3%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
POLLUTION CONTROL - 0.3%
Thermo Instrument Systems, Inc. 4%, 1/15/05
(Cost $15,000)  Baa3 $ 15,000  15,450
CASH EQUIVALENTS - 4.9%
 SHARES

Taxable Central Cash Fund (b)
(Cost $234,258)    234,258,126  234,258
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,998,904)  $ 4,799,964
SECURITY TYPE ABBREVIATIONS
DECS - Dividend Enhanced Convertible
  Stock/Debt Exchangeable for
  Common Stock
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 6 of Notes to Financial Statements). INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $3,999,928,000. Net unrealized appreciation aggregated $800,036,000, of which $888,862,000 related to appreciated investment securities and $88,826,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $3,998,904) -                                    $ 4,799,964
SEE ACCOMPANYING SCHEDULE

CASH                                                                                       79

RECEIVABLE FOR INVESTMENTS SOLD                                                            51,811

RECEIVABLE FOR FUND SHARES SOLD                                                            40,908

DIVIDENDS RECEIVABLE                                                                       4,087

INTEREST RECEIVABLE                                                                        931

OTHER RECEIVABLES                                                                          13

 TOTAL ASSETS                                                                              4,897,793

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                             $ 101,607

PAYABLE FOR FUND SHARES REDEEMED                                               15,754

ACCRUED MANAGEMENT FEE                                                         2,560

OTHER PAYABLES AND ACCRUED EXPENSES                                            938

 TOTAL LIABILITIES                                                                         120,859

NET ASSETS                                                                                $ 4,776,934

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                           $ 3,871,368

UNDISTRIBUTED NET INVESTMENT INCOME                                                        3,501

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                      101,005
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                  801,060
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 199,312 SHARES OUTSTANDING                                                $ 4,776,934

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                       $23.97
PER SHARE ($4,776,934 (DIVIDED BY) 199,312 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                $ 25,928
DIVIDENDS (INCLUDING $304 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST                                                                          5,743

 TOTAL INCOME                                                                     31,671

EXPENSES

MANAGEMENT FEE                                                        $ 12,999
BASIC FEE

 PERFORMANCE ADJUSTMENT                                                1,357

TRANSFER AGENT FEES                                                    4,615

ACCOUNTING FEES AND EXPENSES                                           404

NON-INTERESTED TRUSTEES' COMPENSATION                                  8

CUSTODIAN FEES AND EXPENSES                                            47

REGISTRATION FEES                                                      237

AUDIT                                                                  25

LEGAL                                                                  11

MISCELLANEOUS                                                          16

 TOTAL EXPENSES BEFORE REDUCTIONS                                      19,719

 EXPENSE REDUCTIONS                                                    (653)      19,066

NET INVESTMENT INCOME                                                             12,605

REALIZED AND UNREALIZED GAIN (LOSS)                                               268,201
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES (INCLUDING
REALIZED LOSS OF $36 ON SALES OF INVESTMENTS IN AFFILIATED
ISSUERS)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                           (37,408)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                   230,793

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                  $ 243,398
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED    YEAR ENDED
                                                          JANUARY 31,1998     JULY 31,
                                                          (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 12,605            $ 26,445
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  268,201             268,769

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      (37,408)            795,165

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           243,398             1,090,379
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (26,748)            (8,329)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (391,693)           (28,170)

 TOTAL DISTRIBUTIONS                                       (418,441)           (36,499)

SHARE TRANSACTIONS                                         1,484,954           3,929,111
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             412,980             36,073

 COST OF SHARES REDEEMED                                   (1,313,539)         (1,871,351)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           584,395             2,093,833
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  409,352             3,147,713

NET ASSETS

 BEGINNING OF PERIOD                                       4,367,582           1,219,869

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 4,776,934         $ 4,367,582
INCOME OF $3,501 AND $20,704, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      62,292              192,987

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   17,960              2,034

 REDEEMED                                                  (55,121)            (91,579)

 NET INCREASE (DECREASE)                                   25,131              103,442


FINANCIAL HIGHLIGHTS

                     SIX MONTHS ENDED    YEARS ENDED JULY 31,                        APRIL 27, 1993
                     JANUARY 31, 1998                                                (COMMENCEMENT
                                                                                    OF OPERATIONS) TO

                           (UNAUDITED)     1997       1996       1995     1994      JULY 31, 1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 25.07     $ 17.24   $ 16.04   $ 11.68   $ 10.80   $ 10.00
BEGINNING OF
PERIOD

INCOME FROM INVEST-             .07 D       .20 D     .11       .05       .02       (.01)
MENT OPERATIONS
NET INVESTMENT
 INCOME (LOSS)

 NET REALIZED AND               1.17        8.09      2.25      4.47      1.01      .81
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVEST-             1.24        8.29      2.36      4.52      1.03      .80
 MENT OPERATIONS

LESS DISTRIBUTIONS              (.15)       (.09)     (.09)     (.01)     (.01)     -
FROM NET INVEST-
 MENT INCOME

 FROM NET REALIZED              (2.19)      (.37)     (1.07)    (.15)     -         -
 GAIN

 IN EXCESS OF NET               -           -         -         -         (.14)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            (2.34)      (.46)     (1.16)    (.16)     (.15)     -

NET ASSET VALUE,               $ 23.97     $ 25.07   $ 17.24   $ 16.04   $ 11.68   $ 10.80
END OF PERIOD

TOTAL RETURN B, C               5.58%       49.21%    15.44%    39.14%    9.51%     8.00%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF             $ 4,777     $ 4,368   $ 1,220   $ 465     $ 72      $ 18
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO            .90% A      .95%      1.02%     1.21%     1.43%     2.50% A
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .87% A,     .92%      .99%      1.19%     1.40%     2.50% A
AVERAGE NET ASSETS             E           E         E         E         E
AFTER EXPENSE
REDUCTIONS

RATIO OF NET                    .58% A      .99%      .86%      .78%      .13%      (.73)%
INVESTMENT INCOME                                                                  A
(LOSS) TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER              122% A      141%      129%      162%      291%      90% A
RATE

AVERAGE COMMISSION             $ .0432     $ .0419
RATE F


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,709,172,000 and $2,565,080,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .66% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $687,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $619,000 under this arrangement.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $33,000, respectively, under these arrangements.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
DOLLAR AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Alberto-Culver Co. Class A  $ 16,314 $ - $ 217 $ 55,586
American Pad & Paper Co.   2,743  179  -  14,657
Integramed America, Inc.   -  -  -  -
Primex Technologies, Inc.   -  -  87  10,110
TOTALS  $ 19,057 $ 179 $ 304 $ 80,353
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Charles A. Mangum, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

GROWTH & INCOME
PORTFOLIO
SEMIANNUAL REPORT
JANUARY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   23   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  27   NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998  PAST 6   PAST 1   PAST 5    PAST 10
                                MONTHS   YEAR     YEARS     YEARS

FIDELITY GROWTH & INCOME        4.84%    26.78%   155.44%   480.66%

S&P 500(REGISTERED TRADEMARK)   3.56%    26.91%   152.28%   410.11%

GROWTH & INCOME FUNDS AVERAGE   2.31%    21.82%   122.82%   319.38%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 687 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

FIDELITY GROWTH & INCOME          26.78%   20.63%   19.23%

S&P 500                           26.91%   20.33%   17.69%

GROWTH & INCOME FUNDS AVERAGE     21.82%   17.28%   15.27%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980209 143843 S00000000000001
             Growth & Income             S&P 500
             00027                       SP001
  1988/01/31      10000.00                    10000.00
  1988/02/29      10530.25                    10466.00
  1988/03/31      10304.10                    10142.60
  1988/04/30      10470.05                    10255.18
  1988/05/31      10605.83                    10344.40
  1988/06/30      11096.07                    10819.21
  1988/07/31      11088.45                    10778.10
  1988/08/31      10958.99                    10411.64
  1988/09/30      11355.88                    10855.18
  1988/10/31      11578.84                    11156.95
  1988/11/30      11409.70                    10997.41
  1988/12/31      11572.20                    11189.86
  1989/01/31      12296.92                    12008.96
  1989/02/28      12164.44                    11709.94
  1989/03/31      12540.37                    11982.78
  1989/04/30      13075.01                    12604.69
  1989/05/31      13688.27                    13115.18
  1989/06/30      13782.36                    13040.42
  1989/07/31      14709.64                    14217.97
  1989/08/31      15026.66                    14496.64
  1989/09/30      14945.97                    14437.21
  1989/10/31      14473.73                    14102.26
  1989/11/30      14713.99                    14389.95
  1989/12/31      14997.74                    14735.31
  1990/01/31      14211.60                    13746.57
  1990/02/28      14429.97                    13923.90
  1990/03/31      14683.43                    14292.88
  1990/04/30      14304.68                    13935.56
  1990/05/31      15361.67                    15294.28
  1990/06/30      15290.28                    15190.28
  1990/07/31      15183.73                    15141.67
  1990/08/31      13887.34                    13772.86
  1990/09/30      13086.56                    13102.12
  1990/10/31      13059.30                    13045.78
  1990/11/30      13704.54                    13888.54
  1990/12/31      13978.43                    14276.03
  1991/01/31      15255.04                    14898.47
  1991/02/28      16540.83                    15963.71
  1991/03/31      17451.98                    16350.03
  1991/04/30      17692.31                    16389.27
  1991/05/31      18709.11                    17097.28
  1991/06/30      17438.41                    16314.23
  1991/07/31      18506.83                    17074.47
  1991/08/31      19045.68                    17479.14
  1991/09/30      18877.70                    17187.24
  1991/10/31      19215.32                    17417.54
  1991/11/30      18212.11                    16715.62
  1991/12/31      19827.24                    18627.88
  1992/01/31      20301.39                    18281.40
  1992/02/29      20746.51                    18519.06
  1992/03/31      20320.38                    18157.94
  1992/04/30      20777.34                    18691.78
  1992/05/31      20855.12                    18783.37
  1992/06/30      20445.28                    18503.50
  1992/07/31      20865.73                    19260.30
  1992/08/31      20650.62                    18865.46
  1992/09/30      20862.14                    19088.07
  1992/10/31      21027.36                    19154.88
  1992/11/30      21677.23                    19808.06
  1992/12/31      22114.61                    20051.70
  1993/01/31      22731.71                    20220.14
  1993/02/28      22989.77                    20495.13
  1993/03/31      23833.54                    20927.58
  1993/04/30      23799.68                    20421.13
  1993/05/31      24296.21                    20968.42
  1993/06/30      24670.32                    21029.22
  1993/07/31      24851.88                    20945.11
  1993/08/31      25827.80                    21738.93
  1993/09/30      25968.40                    21571.54
  1993/10/31      26259.00                    22018.07
  1993/11/30      25666.17                    21808.90
  1993/12/31      26433.44                    22072.78
  1994/01/31      27432.72                    22823.26
  1994/02/28      26909.29                    22204.75
  1994/03/31      25725.53                    21236.62
  1994/04/30      26239.32                    21508.45
  1994/05/31      26322.96                    21861.19
  1994/06/30      25866.10                    21325.59
  1994/07/31      26610.27                    22025.07
  1994/08/31      27630.51                    22928.10
  1994/09/30      27309.72                    22366.36
  1994/10/31      27635.13                    22869.60
  1994/11/30      26608.83                    22036.69
  1994/12/31      27032.72                    22363.49
  1995/01/31      27353.16                    22943.38
  1995/02/28      28160.68                    23837.48
  1995/03/31      29046.90                    24540.93
  1995/04/30      29858.05                    25263.66
  1995/05/31      30707.82                    26273.45
  1995/06/30      31262.05                    26883.78
  1995/07/31      32451.51                    27775.24
  1995/08/31      32697.16                    27844.96
  1995/09/30      34011.89                    29020.02
  1995/10/31      33852.58                    28916.42
  1995/11/30      35445.64                    30185.85
  1995/12/31      36597.50                    30767.23
  1996/01/31      37815.16                    31814.54
  1996/02/29      38234.58                    32109.46
  1996/03/31      38559.86                    32418.68
  1996/04/30      38953.61                    32896.53
  1996/05/31      39700.37                    33744.93
  1996/06/30      39945.41                    33873.50
  1996/07/31      38419.53                    32376.97
  1996/08/31      39018.98                    33059.80
  1996/09/30      41078.59                    34920.40
  1996/10/31      41730.63                    35883.51
  1996/11/30      44367.15                    38595.94
  1996/12/31      43925.94                    37831.36
  1997/01/31      45798.47                    40195.06
  1997/02/28      46313.06                    40510.19
  1997/03/31      44419.76                    38845.62
  1997/04/30      46785.56                    41164.71
  1997/05/31      49309.08                    43670.82
  1997/06/30      51861.05                    45627.27
  1997/07/31      55385.58                    49257.83
  1997/08/31      52378.94                    46498.41
  1997/09/30      55190.85                    49045.12
  1997/10/31      53720.48                    47407.02
  1997/11/30      55844.35                    49601.49
  1997/12/31      57180.05                    50453.15
  1998/01/30      58065.52                    51011.16
IMATRL PRASUN   SHR__CHT 19980131 19980209 143848 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth & Income Portfolio on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment would have grown to $58,066 - a 480.66% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $51,011 - a 410.11% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With economic woes in Southeast
Asia and a resulting "flight to
quality" mentality on the part of
investors playing leading roles,
the previously surging U.S. stock
market cooled down during the
six-month period that ended
January 31, 1998. The Standard &
Poor's 500 Index returned 3.56%
during this time. After a prolonged
stretch of strong performance by
stocks of larger companies,
smaller-company stocks gained
momentum in August and
September due mainly to solid
earnings growth. In addition,
many large-cap stocks had
become expensive relative to
smaller-cap stocks and investors
took advantage of cheap
opportunities within the small-cap
universe. Thousands of miles
away, though, an imposing
obstacle loomed in the form of an
economic crisis in Southeast Asia.
What began as a trickle in June -
with several small Asian countries
devaluing their currencies -
transformed into a downpour in
October as larger markets such as
Hong Kong became affected. This
brought concern and volatility to
markets across the globe. In the
U.S., for instance the Dow Jones
Industrial Average tumbled
550-plus points in one session,
only to bounce back significantly
the next. Since Southeast Asia is
an important technology hub,
many small semiconductor-related
stocks  - prevalent in the
small-cap arena - suffered
dramatically. As the period came
to a close, investors had begun to
favor the reliability and liquidity of
larger stocks, retracing the steps
they took in 1996 and early 1997.
An interview with Steven Kaye, Portfolio Manager of Fidelity Growth & Income Portfolio
Q. HOW DID THE FUND PERFORM, STEVE?
A. For the six months that ended January 31, 1998, the fund returned 4.84%. This topped the growth and income funds average as tracked by Lipper Analytical Services, which returned 2.31% during the same period. The fund also beat the 3.56% return of the Standard & Poor's 500 Index. From a 12-month perspective, the fund returned 26.78%, while the Lipper group and S&P 500 returned 21.82% and 26.91%, respectively.
Q. WHAT STRATEGIES ENABLED THE FUND TO OUTPERFORM ITS INDEX AND PEER GROUP OVER THE PAST SIX MONTHS?
A. In hindsight, the portfolio was well-positioned for the market environment we saw. Relative to both benchmarks, the fund was considerably underweighted in the technology and energy sectors, which performed poorly during the period, and was overweighted in health-sector stocks, which worked out well. In each case, individual stock selection played a key role. People may talk about large-company stocks outperforming small-company stocks, or the Asian crisis, but I don't manage the fund based on market trends or global developments. Doing thorough research on each individual stock has always been the hallmark of my management philosophy.
Q. AT THE END OF THE PERIOD, APPROXIMATELY 18% OF THE FUND'S ASSETS WAS INVESTED IN HEALTH CARE STOCKS WHILE FINANCE-RELATED STOCKS ACCOUNTED FOR AROUND 15% OF ASSETS. WHAT ATTRACTED YOU TO THESE AREAS?
A. First and foremost, many of the companies in these sectors offered attractive business prospects. Among the fund's health care positions, pharmaceutical-related stocks occupied a significant perch. Many of these companies - such as Bristol-Myers Squibb and SmithKline Beecham
- generated strong earnings growth with well-received product lines and consistent revenue streams. In the finance sector, GSEs - or government-sponsored enterprises - played a key role. The fund's GSE positions - including Fannie Mae and Freddie Mac - performed well due to the favorable economic backdrop of moderate growth and low interest rates. In addition to sound business characteristics, a distinct lack of Asian exposure in the health care and finance areas - relative to other sectors such as technology - also appealed to safety-conscious investors.
Q. COMPARED TO SIX MONTHS AGO, MOST OF THE FUND'S TOP 20 HOLDINGS REMAINED RELATIVELY UNCHANGED AT THE END OF THE PERIOD. IS THIS BY DESIGN?
A. More or less. When I'm considering an investment opportunity, I prefer to focus on a company's long-term prospects. Once I'm comfortable with a particular stock and I add it to the fund's portfolio, I may hold on to that stock for three or four years. My philosophy is that short-term fluctuations shouldn't undermine my original research. General Electric and Philip Morris - the fund's two largest positions at the end of the period - are prime examples. GE's stock performance was fairly flat during the period. The company has some exposure to the Asian region, but GE is a well-run company and I felt its long-term potential remained intact. Philip Morris, on the other hand, had a difficult year due to ongoing tobacco litigation and the stock's performance was disappointing. Even so, my feeling was that the company had a good mix of profitable, well-run businesses and I remained positive on the stock's potential. I typically only sell a stock if its valuation has become very expensive or if I find that my assessment of the company has changed.
Q. WHICH STOCKS PERFORMED WELL? WERE THERE ANY DISAPPOINTMENTS?
A. Pharmaceutical stocks Pfizer and Eli Lilly performed well mostly for the reasons I discussed previously. Home-building chain Home Depot also performed well, given the low interest rates and increased home-buying activity. On the negative side, what hurt performance the most were the stocks that I didn't own. Amid falling interest rates and concerns over Asia, the utilities sector was one of the best-performing groups during the period. Unfortunately, due to their limited earnings growth rates, utility stocks are not typically a focal point for the fund.
Q. WHAT'S YOUR OUTLOOK?
A. In terms of the stock market itself, I think the extraordinary gains we've seen over the past few years need to be gradually absorbed. Stock prices are at record levels, and if earnings can rise, these prices will be better supported. While the problems from Asia have seeped into other world markets, any developments concerning China will be closely monitored since China is one of the world's vital economies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

STEVE KAYE DISCUSSES
SEVERAL OVERLOOKED
MARKET FACTORS:
"Lately, the Southeast Asian crisis
has been a convenient scapegoat
for explaining U.S. stock market
fluctuations.  When the market
was up, it was due to encouraging
developments in Asia, and vice
versa. But there were other factors
- much closer to home, in fact -
that had an underlying influence
on U.S. stocks.
"For the past couple of years, the
U.S. economy has grown modestly,
with low inflation and low
interest-rate levels. In addition,
the federal budget deficit has been
shrinking gradually, to the point
where the U.S. budget may soon
find itself in a surplus situation.
This would help keep interest
rates low. These conditions
certainly helped the bond market
post strong returns during the
period, but stocks were also
beneficiaries.
"The low interest rates we've seen
have brought on a flurry of home
refinancings. In turn, people may
have had extra money on hand
and may, for example, finally have
gotten around to putting that
addition on their home. Maybe
they went to Home Depot, for
instance, to pick up some lumber
for the project. Employment levels
are also at all-time highs.  I'm not
trying to minimize the effects of
the Asian volatility - it will most
assuredly continue to influence
global markets - but I think the
developments within our own
economy have also played a big role
in the stock market's recent success."
FUND FACTS
GOAL: seeks a high total return
through a combination of
current income and capital
appreciation
FUND NUMBER: 027
TRADING SYMBOL: FGRIX
START DATE: December 30, 1985
SIZE: as of January 31, 1998,
more than $37.8 billion
MANAGER: Steven Kaye, since
1993; manager, Fidelity Blue
Chip Growth Fund, 1990-1992;
Fidelity Select Energy Services,
Biotechnology and Health
Care Portfolios, 1986-1990;
joined Fidelity in 1985
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1998
                              % OF FUND'S  % OF FUND'S INVESTMENTS
                              INVESTMENTS  IN THESE STOCKS
                                           6 MONTHS AGO

GENERAL ELECTRIC CO.            3.2            3.1

PHILIP MORRIS COMPANIES, INC.   2.5            3.0

MERCK & CO., INC.               2.4            1.0

BRISTOL-MYERS SQUIBB CO.        2.1            1.8

FANNIE MAE                      2.1            1.6

AMERICAN EXPRESS CO.            1.9            2.0

ROYAL DUTCH PETROLEUM CO.       1.6            2.0

PROCTER & GAMBLE CO.            1.6            1.8

TYCO INTERNATIONAL LTD.         1.6            1.6

CITICORP                        1.6            1.8

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1998
                                 % OF FUND'S  % OF FUND'S INVESTMENTS
                                 INVESTMENTS  IN THESE MARKET SECTORS
                                              6 MONTHS AGO

HEALTH                             17.9           16.4

FINANCE                            14.9           15.7

TECHNOLOGY                         9.7            9.7

NONDURABLES                        9.5            10.6

INDUSTRIAL MACHINERY & EQUIPMENT   6.0            6.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998 * AS OF JULY 31, 1997**
ROW: 1, COL: 1, VALUE: 46.2
ROW: 1, COL: 2, VALUE: 46.0
ROW: 1, COL: 3, VALUE: 2.1
ROW: 1, COL: 4, VALUE: 5.7
STOCKS 95.0%
BONDS 0.8%
SHORT-TERM
INVESTMENTS 4.2%
FOREIGN
INVESTMENTS 8.2%
STOCKS  93.2%
BONDS 1.1%
SHORT-TERM
INVESTMENTS 5.7%
FOREIGN
INVESTMENTS 7.0%
ROW: 1, COL: 1, VALUE: 47.0
ROW: 1, COL: 2, VALUE: 47.0
ROW: 1, COL: 3, VALUE: 1.8
ROW: 1, COL: 4, VALUE: 4.2
*
**
INVESTMENTS JANUARY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 92.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 4.4%
AEROSPACE & DEFENSE - 2.1%
Allied Signal, Inc.   4,790,500 $ 186,530
Boeing Co.   1,333,820  63,440
British Aerospace PLC  2,751,689  71,469
Gulfstream Aerospace Corp. (a)   1,780,300  60,641
Lockheed Martin Corp.   3,120,205  324,696
Rockwell International Corp.   1,124,900  62,854
United Technologies Corp.   453,600  37,025
  806,655
DEFENSE ELECTRONICS - 1.8%
Litton Industries, Inc. (a)(d)   3,347,900  198,782
Northrop Grumman Corp.   1,657,600  203,263
Raytheon Co. Class A  1,568,718  80,201
Raytheon Co. Class B  4,096,500  213,530
  695,776
SHIP BUILDING & REPAIR - 0.5%
General Dynamics Corp.   2,129,600  183,678
TOTAL AEROSPACE & DEFENSE   1,686,109
BASIC INDUSTRIES - 3.4%
CHEMICALS & PLASTICS - 2.4%
Air Products & Chemicals, Inc.   1,706,300  136,611
Cytec Industries, Inc. (a)   900,000  46,294
du Pont (E.I.) de Nemours & Co.   2,109,200  119,433
Ferro Corp.   1,821,000  44,956
IMC Global, Inc.   1,150,000  37,087
Monsanto Co.   4,284,600  203,251
Praxair, Inc.   717,800  29,744
Raychem Corp.   1,542,400  57,551
Union Carbide Corp.   1,156,300  50,660
W.R. Grace & Co.   2,170,900  170,551
  896,138
IRON & STEEL - 0.1%
Nucor Corp.   649,600  30,937
METALS & MINING - 0.1%
Aluminum Co. of America  707,000  53,997
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.0%
Corning, Inc.   330,000 $ 11,220
PAPER & FOREST PRODUCTS - 0.8%
Fort James Corp.   1,750,700  75,171
Kimberly-Clark Corp.   3,745,800  195,484
Willamette Industries, Inc.   798,800  26,760
  297,415
TOTAL BASIC INDUSTRIES   1,289,707
CONSTRUCTION & REAL ESTATE - 2.2%
BUILDING MATERIALS - 0.1%
Hussmann International, Inc.   950  13
Sherwin-Williams Co.   1,150,100  32,778
  32,791
ENGINEERING - 0.1%
Fluor Corp.   1,039,300  39,169
REAL ESTATE - 0.1%
Rouse Co. (The)  1,076,900  36,211
REAL ESTATE INVESTMENT TRUSTS - 1.9%
Bay Apartment Communities, Inc.   411,900  15,626
Boston Properties, Inc.   1,270,600  45,186
CBL & Associates Properties, Inc. (d)   1,957,100  48,316
Crescent Real Estate Equities, Inc.   2,146,000  75,378
Duke Realty Investors, Inc.   848,706  20,157
Equity Office Properties Trust   4,680,490  141,877
Equity Residential Properties Trust (SBI)  2,738,085  139,984
Highwoods Properties, Inc.   780,500  28,244
Irvine Apartment Communities, Inc.   191,400  6,137
Liberty Property Trust (SBI)   888,200  24,092
Macerich Co.   647,600  18,376
Mack-Cali Realty Corp.   875,900  35,310
Manufactured Home Communities, Inc.   526,100  13,810
Public Storage, Inc.   2,318,600  76,224
Urban Shopping Centers, Inc.  666,400  22,658
  711,375
TOTAL CONSTRUCTION & REAL ESTATE   819,546
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 2.2%
AUTOS, TIRES, & ACCESSORIES - 0.8%
Eaton Corp.   426,400 $ 38,269
Ford Motor Co.   2,000,000  102,000
General Motors Corp.   1,772,638  102,702
Volvo AB Class B  1,800,000  49,266
  292,237
CONSUMER DURABLES - 0.5%
Minnesota Mining & Manufacturing Co.   2,389,300  199,507
CONSUMER ELECTRONICS - 0.6%
General Motors Corp. Class H   1,725,000  59,728
Newell Co.   445,400  18,289
Philips Electronics NV  2,089,000  139,180
  217,197
TEXTILES & APPAREL - 0.3%
Intimate Brands, Inc. Class A  535,000  13,542
Unifi, Inc.   2,938,300  120,470
  134,012
TOTAL DURABLES   842,953
ENERGY - 4.9%
ENERGY SERVICES - 0.1%
Schlumberger Ltd.   476,100  35,083
OIL & GAS - 4.8%
Amoco Corp.   468,200  38,100
Anadarko Petroleum Corp.   471,100  27,795
British Petroleum PLC ADR  5,639,868  452,952
Chevron Corp.   650,400  48,658
Exxon Corp.   6,050,000  358,841
Mobil Corp.   971,600  66,190
Royal Dutch Petroleum Co.   12,011,600  615,594
Texaco, Inc.   300,000  15,619
Tosco Corp.   1,691,600  56,563
Total SA:
Class B  276,000  28,704
 sponsored ADR  1,022,477  53,041
USX-Marathon Group   936,000  31,414
Unocal Corp.   1,298,700  44,643
  1,838,114
TOTAL ENERGY   1,873,197
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 14.9%
BANKS - 4.9%
Banc One Corp.   3,350,000 $ 187,181
Bank of New York Co., Inc.   5,038,254  273,011
BankAmerica Corp.   1,152,200  81,878
Citicorp  5,045,500  600,415
Credit Suisse Group   397,500  63,291
National City Corp.   2,745,855  165,266
NationsBank Corp.   5,023,806  301,428
Norwest Corp.   4,328,600  157,994
Wells Fargo & Co.   120,800  37,327
  1,867,791
CREDIT & OTHER FINANCE - 3.1%
American Express Co.   8,482,130  709,848
Associates First Capital Corp.   2,699,500  183,566
Beneficial Corp.   575,000  44,635
Capital Trust Class A (a)(d)  1,523,982  15,145
Fleet Financial Group, Inc.   1,415,499  101,385
Household International, Inc.   1,047,882  130,461
  1,185,040
FEDERAL SPONSORED CREDIT - 3.5%
Fannie Mae  12,854,300  793,753
Freddie Mac  5,523,200  245,782
Student Loan Marketing Association  7,108,500  299,446
  1,338,981
INSURANCE - 2.9%
AFLAC, Inc.   297,800  16,211
Allmerica Financial Corp.   1,216,100  63,997
Allstate Corp.   3,907,410  345,806
American International Group, Inc.   975,000  107,555
General Re Corp.   545,400  113,511
Hartford Financial Services Group, Inc.   2,249,100  202,419
MBIA, Inc.   2,379,200  154,053
Travelers Group, Inc. (The)  1,728,997  85,585
UNUM Corp.   682,600  33,192
  1,122,329
SAVINGS & LOANS - 0.2%
Washington Mutual, Inc.   955,000  61,359
SECURITIES INDUSTRY - 0.3%
Lehman Brothers Holdings, Inc.   1,787,420  97,079
TOTAL FINANCE   5,672,579
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 17.8%
DRUGS & PHARMACEUTICALS - 12.1%
Allergan, Inc.   3,030,000 $ 103,020
American Home Products Corp.   5,415,000  516,794
Amgen, Inc.   819,000  40,950
Bristol-Myers Squibb Co.   8,010,200  798,517
Forest Laboratories, Inc. (a)(d)   2,097,700  124,551
Genentech, Inc. special (a)  2,272,300  147,700
Lilly (Eli) & Co.   6,796,732  458,779
Merck & Co., Inc.   7,710,500  904,056
Novartis AG   14,008  23,987
Pfizer, Inc.   5,301,100  434,359
Rhone Poulenc SA Class A  1,225,000  55,913
Schering-Plough Corp.   2,760,600  199,798
SmithKline Beecham PLC ADR  6,265,300  395,105
Warner-Lambert Co.   2,728,160  410,588
  4,614,117
MEDICAL EQUIPMENT & SUPPLIES - 3.4%
Abbott Laboratories  500,000  35,406
Allegiance Corp.   2,727,520  87,451
Bausch & Lomb, Inc. (d)   4,199,500  180,054
Baxter International, Inc.   3,876,900  215,895
Becton, Dickinson & Co.   3,582,900  226,171
Cardinal Health, Inc.   818,100  63,352
Guidant Corp.   273,250  17,556
Johnson & Johnson  3,030,600  202,861
Medtronic, Inc.   1,442,400  73,653
St. Jude Medical, Inc. (a)   1,986,950  64,576
Stryker Corp.   4,062,100  150,044
  1,317,019
MEDICAL FACILITIES MANAGEMENT - 2.3%
Columbia/HCA Healthcare Corp.   7,444,100  186,103
Coram Healthcare Corp. (a)(d)   3,954,000  10,626
Covance, Inc. (a)   1,317,775  24,955
Health Management Associates, Inc. Class A (a)  6,010,000  143,864
Tenet Healthcare Corp. (a)   10,134,600  349,644
United HealthCare Corp.   2,898,600  148,553
  863,745
TOTAL HEALTH   6,794,881
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.2%
BTR PLC Ord.   6,000,000 $ 16,074
Norfolk Southern Corp.   969,900  30,612
U.S. Industries, Inc.  1,173,240  32,924
  79,610
INDUSTRIAL MACHINERY & EQUIPMENT - 5.9%
ELECTRICAL EQUIPMENT - 4.1%
Alcatel Alsthom Compagnie Generale d'Electricite SA  1,288,576
170,774
Emerson Electric Co.   2,443,900  147,856
General Electric Co.   15,706,400  1,217,246
Oak Industries, Inc. (a)(d)  1,426,700  44,049
  1,579,925
INDUSTRIAL MACHINERY & EQUIPMENT 1.7%
Stanley Works  858,400  37,984
Tyco International Ltd.   13,672,328  606,710
UNOVA, Inc.   665,300  10,811
  655,505
POLLUTION CONTROL - 0.1%
Waste Management, Inc.  1,222,700  28,734
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   2,264,164
MEDIA & LEISURE - 4.8%
BROADCASTING - 0.9%
CBS Corp.   5,276,134  157,954
Jacor Communications, Inc. Class A (a)  1,325,600  66,280
Time Warner, Inc.   2,030,300  130,320
  354,554
ENTERTAINMENT - 0.9%
Disney (Walt) Co.   1,784,700  190,182
News Corp. Ltd.:
ADR  1,043,000  25,945
 sponsored ADR (ltd. vtg.) . 500,000  10,531
Viacom, Inc. Class B (non-vtg.) (a)  2,510,200  104,801
  331,459
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 1.3%
ITT Corp. (a)  5,056,800 $ 404,544
Mirage Resorts, Inc. (a)   3,674,400  84,741
  489,285
PUBLISHING - 1.5%
AC Nielsen Corp. (a)   841,332  18,194
Cognizant Corp.   7,612,800  345,431
Times Mirror Co. Class A  1,947,900  112,247
US WEST Media Group (a)  3,024,000  89,775
  565,647
RESTAURANTS - 0.2%
Starbucks Corp. (a)   462,500  16,910
Tricon Global Restaurants, Inc. (a)  2,501,210  68,158
  85,068
TOTAL MEDIA & LEISURE   1,826,013
NONDURABLES - 9.4%
BEVERAGES - 1.5%
Coca-Cola Co. (The)  1,700,000  110,075
PepsiCo, Inc.   12,000,700  432,775
Whitman Corp.   1,595,900  26,532
Whitman Corp. (g)  1,050,000  17,456
  586,838
FOODS - 2.1%
Bestfoods  1,515,100  147,722
Campbell Soup Co.   2,025,900  108,386
Corn Products International, Inc.   340,100  10,883
Hershey Foods Corp.   1,220,900  77,756
Nestle SA   20,000  31,878
Ralston Purina Co.   1,572,407  147,610
Sara Lee Corp.   3,125,300  170,524
Sysco Corp.   2,028,900  90,794
  785,553
HOUSEHOLD PRODUCTS - 3.1%
Avon Products, Inc.   288,000  17,280
Colgate-Palmolive Co.   325,000  23,806
Gillette Co.   1,476,300  145,785
Procter & Gamble Co.   7,822,400  613,081
Unilever NV ADR  6,730,200  384,042
  1,183,994
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 2.7%
Philip Morris Companies, Inc.   22,849,500 $ 948,254
RJR Nabisco Holdings Corp.   1,872,746  58,991
UST, Inc.   398,600  13,752
  1,020,997
TOTAL NONDURABLES   3,577,382
RETAIL & WHOLESALE - 5.1%
DRUG STORES - 1.1%
CVS Corp.   3,158,084  207,052
Rite Aid Corp.   1,592,840  99,453
Walgreen Co.   3,726,600  123,444
  429,949
GENERAL MERCHANDISE STORES - 1.8%
Carson Pirie Scott & Co. (a)(d)   1,194,874  60,939
Federated Department Stores, Inc. (a)  2,128,430  90,192
May Department Stores Co. (The)  805,200  42,323
Wal-Mart Stores, Inc.   12,258,100  488,792
  682,246
GROCERY STORES - 1.0%
American Stores Co.   57,400  1,248
Kroger Co. (The) (a)  3,897,852  152,504
Quality Food Centers, Inc. (a)(d)   1,319,400  91,368
Safeway, Inc. (a)  2,158,900  143,432
  388,552
RETAIL & WHOLESALE, MISC. - 1.2%
Home Depot, Inc.   7,546,500  455,148
TOTAL RETAIL & WHOLESALE   1,955,895
SERVICES - 2.2%
ADVERTISING - 0.2%
Omnicom Group, Inc.   1,581,400  64,146
LEASING & RENTAL - 0.2%
Republic Industries, Inc. (a)   2,950,000  61,766
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
PRINTING - 0.2%
Donnelley (R.R.) & Sons Co.   2,538,500 $ 94,718
SERVICES - 1.6%
Block (H&R), Inc. (d)   5,952,900  261,183
Cendant Corp. (a)   5,814,853  196,978
Jostens, Inc.   239,000  5,392
Midas, Inc.  983  16
Service Corp. International  3,520,600  137,303
  600,872
TOTAL SERVICES   821,502
TECHNOLOGY - 9.3%
COMMUNICATIONS EQUIPMENT - 0.5%
Cisco Systems, Inc. (a)   2,388,500  150,625
DSC Communications Corp.   483,100  9,662
Lucent Technologies, Inc.   192,976  17,078
3Com Corp. (a)   200,000  6,613
  183,978
COMPUTER SERVICES & SOFTWARE - 3.5%
Automatic Data Processing, Inc.   2,605,200  155,824
BMC Software, Inc. (a)   1,275,000  86,381
Ceridian Corp. (a)   3,535,400  160,198
DST Systems, Inc. (a)   1,467,300  68,229
Electronic Data Systems Corp.  5,370,300  223,539
Equifax, Inc.   2,318,700  76,227
First Data Corp.   1,873,000  57,361
Microsoft Corp. (a)   3,325,000  496,048
Oracle Corp. (a)   542,200  12,606
  1,336,413
COMPUTERS & OFFICE EQUIPMENT - 3.1%
Compaq Computer Corp.   2,850,000  85,678
Dell Computer Corp. (a)   650,000  64,634
Hewlett-Packard Co.   2,349,200  140,952
International Business Machines Corp.   3,338,200  329,439
Pitney Bowes, Inc.   9,055,800  415,435
Quantum Corp. (a)   900,000  21,937
Xerox Corp.   1,343,900  108,016
  1,166,091
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.3%
KLA-Tencor Corp. (a)   200,000 $ 7,500
Perkin-Elmer Corp.   853,300  50,345
Teradyne, Inc. (a)   1,140,800  45,061
  102,906
ELECTRONICS - 1.8%
AMP, Inc.   2,599,200  103,968
Avnet, Inc.   245,800  14,994
Intel Corp.   3,268,600  264,757
Texas Instruments, Inc.   4,964,800  271,202
Thomas & Betts Corp.   845,098  41,727
  696,648
PHOTOGRAPHIC EQUIPMENT - 0.1%
Eastman Kodak Co.   200,000  13,050
Polaroid Corp.   577,400  23,709
  36,759
TOTAL TECHNOLOGY   3,522,795
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.6%
AMR Corp. (a)   568,400  71,761
Southwest Airlines Co.   4,059,450  105,799
Viad Corp.   3,085,300  61,320
  238,880
RAILROADS - 0.4%
CSX Corp.   2,884,100  152,857
TOTAL TRANSPORTATION   391,737
UTILITIES - 5.2%
ELECTRIC UTILITY - 0.4%
American Electric Power Co., Inc.   1,085,300  53,519
Duke Energy Corp.   782,000  42,374
Entergy Corp.  2,395,700  68,577
  164,470
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.8%
AT&T Corp.   5,541,900 $ 347,061
Ameritech Corp.  5,269,000  226,238
Bell Atlantic Corp.   1,567,743  145,114
BellSouth Corp.   922,200  55,851
GTE Corp.   3,727,300  203,371
MCI Communications Corp.   5,756,900  267,336
SBC Communications, Inc.   5,256,846  408,720
US WEST Communications Group  1,228,700  59,131
WorldCom, Inc. (a)   3,231,400  115,725
  1,828,547
TOTAL UTILITIES   1,993,017
TOTAL COMMON STOCKS
(Cost $23,047,701)   35,411,087
CONVERTIBLE PREFERRED STOCKS - 0.3%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd., Series C, $3.00 (e)  727,000
46,074
NONDURABLES - 0.1%
FOODS - 0.1%
Ralston Purina Co. $4.33  641,400  42,813
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc., Series E, $7.00   69,620  24,019
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $88,145)   112,906
CORPORATE BONDS - 0.6%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 0.4%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Liberty Property 8%, 7/1/01  Ba2 $ 1,591 $ 2,172
TECHNOLOGY - 0.4%
COMMUNICATIONS EQUIPMENT - 0.1%
DSC Communications Corp. 7%, 8/1/04 (a)(e)  B1  50,000  47,500
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Quantum Corp. 7%, 8/1/04  B2  35,000  35,022
ELECTRONICS - 0.2%
Micron Technology, Inc. 7%, 7/1/04  B1  61,500  60,923
TOTAL TECHNOLOGY   143,445
TOTAL CONVERTIBLE BONDS   145,617
NONCONVERTIBLE BONDS - 0.2%
DURABLES - 0.1%
TEXTILES & APPAREL - 0.1%
Westpoint Stevens, Inc. 8 3/4%, 12/15/01  Ba3  16,910  17,671
FINANCE - 0.0%
ASSET-BACKED SECURITIES - 0.0%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19   Ba2  14,530  16,237
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Tenet Healthcare Corp. 10 1/8%, 3/1/05  Ba3  23,000  25,300
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Orion Network Systems, Inc. 0%,
1/15/07 (f)  B2  20,000  15,350
TOTAL NONCONVERTIBLE BONDS   74,558
TOTAL CORPORATE BONDS
(Cost $210,130)   220,175
U.S. TREASURY OBLIGATIONS - 0.5%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (C) AMOUNT (000S) (000S)
8 1/8%, 8/15/19  Aaa $ 10,000 $ 12,697
6% 2/15/26  Aaa  172,500  175,194
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $166,452)   187,891
CASH EQUIVALENTS - 5.7%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.58%, dated
1/30/98 due 2/2/98   $ 9,195  9,191
 SHARES
Taxable Central Cash Fund (b)    2,152,403,536  2,152,404
TOTAL CASH EQUIVALENTS
(Cost $2,161,595)   2,161,595
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $25,674,023)   $ 38,093,654
LEGEND
1. Non-income producing
2. At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Affiliated company (see Note 6 of Notes to Financial Statements).
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $93,574,000 or 0.2% of net assets.
6. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
7. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At January 31, 1998, the aggregate cost of investment securities for income tax purposes was $25,684,147,000. Net unrealized appreciation aggregated $12,409,507,000, of which $12,683,760,000 related to appreciated investment securities and $274,253,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                                   $ 38,093,654
AGREEMENTS OF $9,191) (COST $25,674,023) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                             140,071

RECEIVABLE FOR FUND SHARES SOLD                                                             188,250

DIVIDENDS RECEIVABLE                                                                        35,396

INTEREST RECEIVABLE                                                                         19,949

OTHER RECEIVABLES                                                                           541

 TOTAL ASSETS                                                                               38,477,861

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                              $ 494,486
REGULAR DELIVERY

 DELAYED DELIVERY                                                               16,510

PAYABLE FOR FUND SHARES REDEEMED                                                51,146

ACCRUED MANAGEMENT FEE                                                          15,145

OTHER PAYABLES AND ACCRUED EXPENSES                                             7,191

 TOTAL LIABILITIES                                                                          584,478

NET ASSETS                                                                                 $ 37,893,383

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                            $ 25,215,017

UNDISTRIBUTED NET INVESTMENT INCOME                                                         20,392

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                       238,404
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                   12,419,570
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 979,455 SHARES OUTSTANDING                                                 $ 37,893,383

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                                    $38.69
SHARE ($37,893,383 (DIVIDED BY) 979,455 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                  $ 241,501
DIVIDENDS (INCLUDING $5,718 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                            60,434

 TOTAL INCOME                                                                       301,935

EXPENSES

MANAGEMENT FEE                                                        $ 86,561

TRANSFER AGENT FEES                                                    33,200

ACCOUNTING FEES AND EXPENSES                                           451

NON-INTERESTED TRUSTEES' COMPENSATION                                  95

CUSTODIAN FEES AND EXPENSES                                            403

REGISTRATION FEES                                                      1,188

AUDIT                                                                  107

LEGAL                                                                  93

MISCELLANEOUS                                                          142

 TOTAL EXPENSES BEFORE REDUCTIONS                                      122,240

 EXPENSE REDUCTIONS                                                    (2,569)      119,671

NET INVESTMENT INCOME                                                               182,264

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF $15,696             516,202
 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                         (73)         516,129

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                 1,031,313

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                          107          1,031,420

NET GAIN (LOSS)                                                                     1,547,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                    $ 1,729,813
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED    YEAR ENDED
                                                          JANUARY 31, 1998    JULY 31,
                                                          (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 182,264           $ 364,039
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  516,129             1,120,918

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      1,031,420           8,174,155

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,729,813           9,659,112
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (194,333)           (377,487)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (1,237,600)         (790,992)

 TOTAL DISTRIBUTIONS                                       (1,431,933)         (1,168,479)

SHARE TRANSACTIONS                                         5,751,227           11,063,971
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             1,404,799           1,144,961

 COST OF SHARES REDEEMED                                   (3,844,209)         (5,621,525)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,311,817           6,587,407
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,609,697           15,078,040

NET ASSETS

 BEGINNING OF PERIOD                                       34,283,686          19,205,646

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 37,893,383        $ 34,283,686
INCOME OF $20,392 AND $32,461, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      153,440             345,996

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   38,377              39,330

 REDEEMED                                                  (102,912)           (175,754)

 NET INCREASE (DECREASE)                                   88,905              209,572



FINANCIAL HIGHLIGHTS
                          SIX MONTHS ENDED  YEARS ENDED JULY 31,
                          JANUARY 31, 1998

                              (UNAUDITED)   1997      1996        1995       1994     1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING     $ 38.50     $ 28.20    $ 25.10    $ 22.17    $ 21.90   $ 21.34
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME          .19 D       .46 D      .49        .43        .45       .53

 NET REALIZED AND               1.57        11.44      3.99       4.14       1.07      3.02
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          1.76        11.90      4.48       4.57       1.52      3.55
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INVESTMENT            (.21)       (.48)      (.48)      (.40)      (.48)     (.59)
 INCOME

 FROM NET REALIZED GAIN         (1.36)      (1.12)     (.90)      (1.24)     (.77)     (2.40)

 TOTAL DISTRIBUTIONS            (1.57)      (1.60)     (1.38)     (1.64)     (1.25)    (2.99)

NET ASSET VALUE, END OF        $ 38.69     $ 38.50    $ 28.20    $ 25.10    $ 22.17   $ 21.90
PERIOD

TOTAL RETURN B, C               4.84%       44.16%     18.39%     21.95%     7.08%     19.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 37,893    $ 34,284   $ 19,206   $ 12,106   $ 8,757   $ 6,646
(IN MILLIONS)

RATIO OF EXPENSES TO            .70% A      .73%       .75%       .78%       .83%      .83%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .68% A,     .71%       .74%       .77%       .82%      .83%
AVERAGE NET ASSETS AFTER       E           E          E          E          E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         1.04% A     1.43%      1.82%      2.21%      2.09%     2.67%
INCOME TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER RATE         30% A       38%        41%        67%        92%       87%

AVERAGE COMMISSION RATE F      $ .0424     $ .0433


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,351,506,000 and $4,936,995,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,599,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,593,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $974,000, respectively, under these arrangements.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Bausch & Lomb, Inc.  $ 13,086 $ 15,267 $ 2,191 $ 180,054
Block (H&R), Inc.   23,944  -  1,191  261,183
CBL & Associates Properties, Inc.   -  -  1,732  48,316
Capital Trust Class A   4,609  -  -  15,145
Carson Pirie Scott & Co.   -  8,143  -  60,939
Coram Healthcare Corp.   -  -  -  10,626
Forest Laboratories, Inc.   3,553  -  -  124,551
ITT Corp.   9,465  21,468  -  -
Jostens, Inc.   -  22,504  604  -
Litton Industries, Inc.   16,643  -  -  198,782
Oak Industries, Inc.   -  -  -  44,049
Quality Food Centers, Inc.   6,257  -  -  91,368
TOTALS  $ 77,557 $ 67,382 $ 5,718 $ 1,035,013
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane Jr., Vice President
Steven Kaye, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
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